N-2	Jun. 01, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001169580
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-270880
Investment Company Act File Number	811-21061
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	26
Entity Registrant Name	AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC
Entity Address, Address Line One	c/o Aetos Alternatives Management, LP
Entity Address, Address Line Two	875 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	201-2500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jun. 01, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Aetos Multi- Strategy Arbitrage Fund	Aetos Distressed Investment Strategies Fund	Aetos Long/Short Strategies Fund
Investor Transaction Expenses
Maximum Sales load (as a percentage of offering price)	None	None	None
Maximum redemption fee	None	None	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Interests)
Management Fee	0.55%	0.55%	0.55%
Program Fees	0.60% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)	0.60% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)	0.60% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)
Acquired Fund Fees and Expenses	10.91%	3.91%	6.72%
Other Expenses	0.41%	1.16%	0.34%
Total Annual Expenses	12.47% (plus 10% of aggregate Program net profits)(1)	6.22% (plus 10% of aggregate Program net profits)(1)	8.21% (plus 10% of aggregate Program net profits)(1)

(1)
The Investment Manager may be paid a Program Fee for services rendered to Program investors, payable by Program investors based on the investor’s Program assets (including assets invested in the Funds). This table reflects the maximum Program Fee (which consists of an asset-based fee of 0.60% of an investor’s assets in the Funds and an incentive fee of 10% of aggregate Program net profits above the Hurdle Rate) that an investor may be charged. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors. The Program Fees apply to investors seeking allocation advice from the Investment Manager through the Program. An investor who does not participate in the Program would not be subject to the Program Fees. Investors who are not seeking advice from the Investment Manager regarding the allocation of their assets among the Funds may make direct investments in a Fund or the Funds.

(2)
The Acquired Fund Fees and Expenses include the operating expenses, performance-based incentive fees and trading expenses (primarily interest and dividend expenses) of the Portfolio Funds in which each Fund was invested for the period ended December 31, 2024. These operating expenses consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The Portfolio Funds’ trading expenses are the by-product of leveraging or hedging activities employed by the Portfolio Managers in order to seek to enhance or preserve the Portfolio Funds’ returns. The information used to determine the Acquired Fund Fees and Expenses is generally based on the most recent shareholder reports received from the respective Portfolio Funds or, when not available, from the most recent investor communication from the Portfolio Funds. The management fees of the Portfolio Funds generally range from 0.00% to 2.00% annually of the net assets under their management and the performance fees generally range from 0.00% to 25% of net profits annually. Fees and expenses of Portfolio Funds are based on historic fees and expenses. Future Portfolio Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time. See below for the breakdown of each Fund’s Acquired Fund Fees and Expenses.

(3)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	0.55%
Incentive Fees [Percent]	6.99%
Other Master Fund Expenses [Percent]	0.60%	[1]
Acquired Fund Fees and Expenses [Percent]	10.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.41%
Total Annual Expenses [Percent]	12.47%
Expense Example [Table Text Block]
The Examples below are based on the fees and expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and a Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Examples. The Examples below include the 0.60% Program Fees as well as the Program incentive fee of 10% of aggregate Program net profits above the Hurdle Rate. For the purposes of the Examples, we have calculated the annual Program incentive fee to be 0.14% of the average net assets of each Fund, based on the 5% hypothetical rate of return assumed in the Examples, applying the average three-month Treasury Bill return over the applicable time periods as the Hurdle Rate and applying the actual expense ratio of each Fund during its most recently completed fiscal year. For additional information about the Program Fees and the Program incentive fee, please see “Prospectus Summary — Asset Allocation Program.” For purposes of the Examples, we have also assumed an annual Hurdle Rate of 1.78%, which equals the average annual three-month U.S. Treasury Bond rate over the most recent ten-year period.
	Example 1
	Aetos Multi- Strategy Arbitrage Fund	Aetos Distressed Investment Strategies Fund	Aetos Long/Short Strategies Fund
An investor would pay the following expenses on a $1,000,000 investment, assuming a 5% annual return:
1 Year	$121,481	$63,255	$82,221
3 Years	$338,367	$187,631	$239,126
5 Years	$524,714	$309,232	$386,533
10 Years	$884,568	$601,620	$717,549
	Example 2
	Aetos Multi- Strategy Arbitrage Fund	Aetos Distressed Investment Strategies Fund	Aetos Long/Short Strategies Fund
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
1 Year	$121	$63	$82
3 Years	$338	$188	$239
5 Years	$525	$309	$387
10 Years	$885	$602	$718
The purpose of the tables above is to assist prospective investors in understanding the various costs and expenses investors in each Fund will bear directly or indirectly. For a more complete description of the various costs and expenses of each Fund, see “Management of the Funds.”

Expense Example, Year 01	$ 121
Expense Example, Years 1 to 3	338
Expense Example, Years 1 to 5	525
Expense Example, Years 1 to 10	$ 885
Purpose of Fee Table , Note [Text Block]	The following tables illustrate the expenses and fees that each Fund expects to incur and that investors can expect to bear.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Incentive Allocation, Note [Text Block]	The Acquired Fund Fees and Expenses include the operating expenses, performance-based incentive fees and trading expenses (primarily interest and dividend expenses) of the Portfolio Funds in which each Fund was invested for the period ended December 31, 2024. These operating expenses consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The Portfolio Funds’ trading expenses are the by-product of leveraging or hedging activities employed by the Portfolio Managers in order to seek to enhance or preserve the Portfolio Funds’ returns. The information used to determine the Acquired Fund Fees and Expenses is generally based on the most recent shareholder reports received from the respective Portfolio Funds or, when not available, from the most recent investor communication from the Portfolio Funds. The management fees of the Portfolio Funds generally range from 0.00% to 2.00% annually of the net assets under their management and the performance fees generally range from 0.00% to 25% of net profits annually. Fees and expenses of Portfolio Funds are based on historic fees and expenses. Future Portfolio Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time. See below for the breakdown of each Fund’s Acquired Fund Fees and Expenses.
Acquired Fund Total Annual Expenses, Note [Text Block]
	Aetos Multi- Strategy Arbitrage Fund	Aetos Distressed Investment Strategies Fund	Aetos Long/Short Strategies Fund
Acquired Fund Fees and Expenses
Operating Expenses	1.45%	1.40%	1.70%
Incentive Fees	6.99%	0.95%	2.44%
Trading Expenses	2.47%	1.56%	2.58%
Total	10.91%	3.91%	6.72%
The Total Annual Expenses include each Fund’s portion of the management fees, performance allocations, trading expenses and other expenses charged by the Portfolio Funds as set forth in the row titled “Acquired Fund Fees and Expenses.” This total differs from the amount of such expenses set forth under “Financial Highlights,” which does not include the Acquired Fund Fees and Expenses.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Investment Objective and Policies of the Funds
Each Fund’s investment objective is to seek capital appreciation. Current income is not an objective. No assurance can be given that a Fund will achieve its investment objective.
Each Fund’s investment objective is fundamental and may not be changed without the approval of its Members. However, except as otherwise stated in this prospectus or in the Funds’ SAI, the investment policies and restrictions of a Fund are not fundamental and may be changed by its Board. The Funds’ fundamental investment policies are listed in the SAI. Each Fund’s principal investment policies and strategies are discussed below. Each Fund may change any investment policies and strategies that are not fundamental, if its Board believes doing so would be consistent with the Fund’s investment objective.
The Investment Programs of the Funds
Aetos Multi-Strategy Arbitrage Fund
The Aetos Multi-Strategy Arbitrage Fund allocates its assets among a select group of Portfolio Managers that utilize a variety of arbitrage investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Aetos Multi-Strategy Arbitrage Fund is intended to be a vehicle by which investors can access a portfolio of high quality arbitrage strategies, investing in both U.S. and non-U.S. securities and instruments, constructed and monitored using dedicated resources and disciplined methodologies.
Event-driven and relative value arbitrage strategies seek to exploit mispricings between related instruments or combinations of instruments. These strategies use a variety of techniques to compare the value of related securities. Some, such as event-driven arbitrage, involve fundamental research that assess the value of securities within a company’s capital structure or the value of the securities of two companies that are expected to merge. Others, such as convertible arbitrage and fixed income arbitrage, involve sophisticated modeling techniques that assess the value of a given security and a related derivative instrument, such as an equity and a convertible bond, or a treasury bond and a related futures contract.
Event-driven arbitrage and relative value strategies include investments in the securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Manager believes will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged. Event-driven arbitrage strategies generally feature portfolios that are actively traded and may exhibit a high rate of turnover. Portfolio Managers may periodically utilize leverage and may enter into swaps and other financial contracts that may have similar effects as leverage in an effort to increase portfolio returns. Portfolio Managers also generally may engage in short selling, options hedging and other arbitrage techniques to capture price differentials. Portfolio Managers may from time to time take positions in the securities of companies not currently involved in announced transactions, but that are believed to be undervalued and likely candidates for future corporate actions.
Convertible arbitrage strategies include investments in convertible securities, such as convertible bonds, convertible preferred stock, warrants or options, combined with offsetting short investments in the underlying security for which the convertible can be exchanged. Portfolio Managers generate returns by correctly identifying undervalued or overvalued convertible securities, while realizing income from dividends and coupons associated with the convertible securities and trading-related profits from adjusting the ratio of the hedged position to the value of the convertible security. Portfolio Managers in convertible arbitrage strategies may engage in short selling, options hedging and other arbitrage techniques to capture price differentials found in the convertible securities and warrants in which they invest. While most Portfolio Managers utilizing convertible arbitrage attempt to capture a perceived mispricing of the option component of a convertible security, they may also look for mispricing of the underlying credit of the issuing company. Portfolio Managers may periodically utilize a significant amount of leverage.
Fixed income arbitrage strategies exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps.

Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
Aetos Distressed Investment Strategies Fund
The Aetos Distressed Investment Strategies Fund allocates its assets among a select group of Portfolio Managers across a variety of distressed investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Aetos Distressed Investment Strategies Fund is intended to be a vehicle by which investors can access a portfolio of high quality distressed investment strategies, constructed and monitored using dedicated resources and disciplined methodologies.
The Aetos Distressed Investment Strategies Fund will, under normal market conditions, invest at least 80% of its net assets (which includes borrowings for investment purposes) in Portfolio Funds or with Portfolio Managers that invest primarily in distressed securities. This investment policy is a non-fundamental policy of Aetos Distressed Investment Strategies Fund and may be changed by the Board. Aetos Distressed Investment Strategies Fund will notify investors at least 60 days prior to any change in this investment policy. The determination of whether a Portfolio Fund or a Portfolio Manager invests primarily in distressed securities is made by the Investment Manager in its sole discretion. Such determinations are reevaluated regularly by the Investment Manager.
Distressed investment strategies invest in the securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. Through an understanding of the complex business and legal procedures associated with the situation, the Portfolio Manager may have the ability to purchase these securities and to exit the investment at an attractive risk-adjusted rate of return.
This strategy may seek to identify distressed securities in general or focus on one particular segment of the market (such as the senior secured debt sector or the equity portion of distressed companies). Profits are expected from the market’s lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below-investment grade and/or distressed securities. Investments may be acquired with the intention of remaining passive or with the intent to participate actively in a restructuring. When participating actively in a restructuring, a Portfolio Manager will attempt to modify or improve a restructuring plan with the intent of improving the value of such securities upon consummation of a restructuring. Additionally, a Portfolio Manager may take an active role and seek representation in management on a board of directors or a creditors’ committee. In order to achieve these objectives, a Portfolio Manager may purchase, sell, exchange, or otherwise deal in and with restricted or marketable securities including, without limitation, any type of debt security, preferred or common stock, warrants, options and hybrid instruments. A significant portion of a Portfolio Manager’s distressed securities portfolio may be invested in restricted securities that may not be registered and for which a market may not be readily available, and, therefore, a significant portion of the portfolio may not be freely traded. Investments may involve both U.S. and non-U.S. entities, may involve both long and short positions and may utilize leverage. Information about specific investments may be limited, thereby reducing a Portfolio Manager’s ability to monitor the performance and to evaluate the advisability of continued investments in specific situations.
Aetos Long/Short Strategies Fund
The Aetos Long/Short Strategies Fund allocates its assets among a select group of Portfolio Managers across a variety of long/short strategies, investing in both U.S. and non-U.S. securities and instruments, to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. In addition, the Aetos Long/Short Strategies Fund may allocate a portion of its assets to Portfolio Managers that invest in long or short only strategies under certain circumstances in order to achieve a desired balance between its relative long and short exposure and/or to take advantage of perceived opportunities to generate returns. Short only strategies utilize perceived discrepancies in the market and involve a variety of techniques to take advantage of such perceived discrepancies, including the buying and selling of securities, stock index futures contracts, options, puts and calls on stock and warrants, money market and other financial instruments, and other sophisticated investment techniques that include, among other things, the use of leverage and transactions in derivative securities. Short sales of securities are a subset of the larger short only strategy and involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Aetos Long/Short Strategies Fund is intended to be a vehicle by which investors can access a portfolio of high quality long/short strategies, constructed and monitored using dedicated resources and disciplined methodologies.
Long/short strategies are investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk.
The Portfolio Manager maintains flexibility to tilt the portfolio’s exposure to the overall equity or bond markets and to certain regions, industry sectors, or capitalization structures. In general, a Portfolio Manager will maintain a net long exposure. An exception is for those Portfolio Managers that are classified as short biased, which will in general maintain a net short exposure.
The Asset Allocation Program
Investors seeking allocation advice from the Investment Manager may purchase Funds through the Program. To participate in the Program, an investor must establish an investment management arrangement with the Investment Manager, pursuant to which the Investment Manager will have full discretionary authority (unless the investor otherwise directs) to allocate the investor’s assets among the Funds. The Investment Manager’s allocation decisions will be individualized for each investor in accordance with an asset allocation framework established for the investor that is based upon a consideration of a variety of factors relating to such investor. These factors may include, among other things, the investor’s investment objectives, its risk tolerance, its time horizon, its financial circumstances, its tax issues and its other existing investments. An investor will have the ability to impose reasonable restrictions on the management of its separate account. The Investment Manager will reconsider the asset allocation framework established for an investor when informed by the investor of a change in the investor’s particular investment needs or circumstances. Pursuant to the Program, an investor’s assets may be allocated among all the Funds or a subset of the Funds, depending upon the investor’s particular needs and objectives. In addition, the portion allocated to each Fund is likely to differ from one investor to another based on each investor’s particular investment objectives, risk tolerance, financial circumstances and other factors. The investment management arrangement established by the investor will contain specific terms and conditions of the investor’s participation in the Program, including certain restrictions on the right of the investor to withdraw from the Program. As part of the investment management arrangement for the investor’s participation in the Program, the Investment Manager will be paid a Program Fee by Program investors (and not by the Funds) for services rendered to Program investors. The Program Fee is paid at an annual rate of up to 0.60% of an investor’s assets in the Program, including assets invested in the Funds. The Program Fee may also include an annual performance-based incentive fee of up to 10% of aggregate Program net profits above the Hurdle Rate based on the return of an investor’s account with the Investment Manager. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors. An investor who does not participate in the Program would not be subject to the Program Fees. Investors who are not seeking advice from the Investment Manager regarding the allocation of their assets among the Funds may make direct investments in a Fund or Funds.
The Multi-Manager Approach
Each Fund’s structure and its investment approach are intended to provide investors several advantages over direct investments in private investment funds, including the ability to invest in a professionally constructed and managed investment portfolio, access to a diverse group of Portfolio Managers that utilize varying investment styles and strategies, and reduced risk exposure that comes from investing with multiple Portfolio Managers that have exhibited low volatility of investment returns and low correlation to one another.

The multi-manager approach followed by each Fund involves allocation of each Fund’s assets to Portfolio Managers that employ different absolute return investment styles and strategies and provides investors access to a variety of Portfolio Managers. Each of the strategies employed by the Funds encompasses a broad range of investment programs that historically have exhibited a low correlation to the performance of equity, debt and other markets. They include investment programs involving use of hedging and arbitrage techniques in the equity, fixed income, currency, commodity and real estate markets. These investment programs employ a variety of sophisticated investment techniques that include, among other things, short sales of securities, use of leverage, and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures.
Each Fund invests in various types of Portfolio Funds managed by Portfolio Managers, including limited partnerships, joint ventures, other investment companies and similar entities. However, a Fund may on occasion retain Portfolio Managers to manage and invest designated portions of its assets in a Portfolio Account (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the relevant Fund will be the sole limited partner). Each Fund will not invest more than 40% of its total assets in any one Portfolio Fund or with any one Portfolio Manager.
The retention of a Portfolio Manager to manage a Portfolio Account is subject to the approval of the relevant Fund’s Board, including a majority of the persons comprising the Board who are not “interested persons,” as defined by the Investment Company Act, of the relevant Fund or the Portfolio Manager (the “Independent Board Members”). The retention of a Portfolio Manager will in such cases also be subject to approval by the relevant Fund’s Members, unless the Fund seeks and obtains an order of the SEC exempting it from this requirement. To the extent a Fund retains a Portfolio Manager to manage and invest its assets in a Portfolio Account, the Portfolio Account and all assets invested in it will be subject to the requirements of the Investment Company Act and the Fund will look through to the underlying assets of the Portfolio Account for purposes of compliance with the Fund’s investment policies and restrictions. In addition, a Portfolio Manager of a Portfolio Account will be a registered investment adviser under the Investment Advisers Act and will be subject to the requirements of both the Investment Advisers Act and the Investment Company Act that apply to the relationship between an investment company and its investment adviser.
Selection of Portfolio Managers
Portfolio Managers are selected on the basis of various criteria, generally including, among other things, an analysis of: the Portfolio Manager’s investment process, its performance during various time periods and market cycles; the volatility of the Portfolio Manager’s investment returns; the correlation to other Portfolio Managers; the Portfolio Manager’s reputation, experience and training; its articulation of and adherence to its investment philosophy; the presence and deemed effectiveness of risk management discipline; the incorporation of the consideration of ESG factors in the investment process and the operation of the manager’s business, on-site and other interviews of the management team; on-site and other diligence reviews of the Portfolio Manager’s compliance program; the quality and stability of the Portfolio Manager’s organization, including internal and external professional staff; and whether key personnel of the Portfolio Manager have substantial personal investments in the Portfolio Manager’s investment program. The Investment Manager’s Investment Committee reviews all such criteria and selects the Portfolio Managers for each Fund.
Portfolio Manager screening and selection includes both quantitative and qualitative analysis in an effort to maximize each Fund’s risk-adjusted return profile. The quantitative due diligence efforts focus on the manager’s financial statements and performance reports and involve assessing risk controls, strategy specific risks, leverage, quality and sustainability of investment returns and drawdown analysis. On behalf of each Fund, the Investment Manager also conducts analyses to ascertain that the portfolio characteristics are consistent with the espoused strategy and mandate. The qualitative analysis include both on-site visits and periodic calls and meetings to obtain a better understanding of the investment process being employed and to ensure that the manager’s investment process is consistent with the chosen strategy. This due diligence also entails an examination of such qualitative factors as the manager’s integrity, experience, investment philosophy and rationale behind historical and current portfolio positions, documentation, organizational culture and cohesiveness, fund structure, adherence to risk management procedures, staffing, accounting and operational procedures.

Each Fund will limit its investment in any one Portfolio Fund to less than 5% of the Portfolio Fund’s voting securities at the time of purchase, absent an SEC order permitting investments constituting a greater percentage of such securities. There can be no assurance that such an order will be issued. However, to permit the investment of more of its assets in a Portfolio Fund deemed attractive by the Investment Manager, a Fund may purchase non-voting securities of such Portfolio Fund or contractually forgo its voting rights, subject to a limitation that a Fund will not make any investment in a Portfolio Fund that would cause the Fund to have a controlling interest in such Portfolio Fund.
Portfolio Managers generally invest in marketable securities, although Portfolio Managers may also invest in privately placed securities and other investments that are illiquid. Interests in Portfolio Funds are not themselves marketable and only have limited liquidity. Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, domestic and foreign equities and equity-related instruments, currencies, financial futures, commodities, real estate and fixed income and other debt-related instruments. Portfolio Managers are generally not limited as to the markets (either by location or type, such as large capitalization, small capitalization or non-U.S. markets) in which they may invest or the investment discipline that they may employ (such as value, growth or bottom-up or top-down analysis). In managing Portfolio Funds, the Portfolio Managers are not subject to the relevant Fund’s investment policies and restrictions or the various limitations and prohibitions applicable to the activities of investment companies registered under the Investment Company Act (such as the Funds). However, each Fund’s investment policies and restrictions, and limitations imposed by the Investment Company Act, do apply in the case of Portfolio Accounts.
The Investment Manager regularly evaluates each Portfolio Manager to determine whether its investment program is consistent with the relevant Fund’s investment objective and whether its investment performance is satisfactory. Based on these evaluations, the Investment Manager allocates and reallocates a Fund’s assets among Portfolio Managers and may terminate or add Portfolio Managers, as it determines appropriate and consistent with a Fund’s investment objective. Members do not vote on the retention or termination of a Portfolio Manager, except that the retention of any Portfolio Manager to manage a Portfolio Account is subject to the approval of the relevant Fund’s Board, including a majority of such Board’s Independent Board Members, and the Fund’s Members. A Fund may seek to obtain an SEC order exempting it from the requirement that Members approve Portfolio Managers that are retained to manage Portfolio Accounts. However, no assurance can be given that such an order will be issued.
Borrowing; Use of Leverage
Each Fund is authorized to borrow money (i) for investment purposes, (ii) to meet repurchase requests and (iii) for cash management purposes. Portfolio Funds generally are also permitted to borrow money for similar purposes. Each Fund may enter into a credit facility to address timing issues in connection with the acquisition of investments (i.e., to provide such Fund with temporary liquidity to acquire investments in Portfolio Funds in advance of the Fund’s receipt of subscription proceeds). The use of borrowings for investment purposes is known as “leverage” and involves a high degree of risk. The investment programs of certain Portfolio Managers may make extensive use of leverage. See “Risk Factors — Special Investment Instruments and Techniques — Leverage; Margin.”
Each Fund is subject to the Asset Coverage Requirement. This means that the value of a Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the Portfolio Funds that are not registered under the Investment Company Act and, therefore, a Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds. The Asset Coverage Requirement will apply to borrowings by Portfolio Accounts.
Short Selling
Each Fund, Portfolio Fund and Portfolio Account may sell securities short. To effect a short sale, a Fund, Portfolio Fund or Portfolio Account will borrow the security from a brokerage firm, or other permissible financial intermediary, and make delivery to the buyer. The Fund, Portfolio Fund or Portfolio Account then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The use of short sales is a speculative practice and involves significant risks. See “Risk Factors — Special Investment Instruments and Techniques — Short Selling.”
Derivatives
Each Portfolio Fund and Portfolio Account may use financial instruments, known as derivatives, for purposes of hedging portfolio risk and for non-hedging purposes. Examples of derivative instruments include stock options, index options, futures, options on futures, swaps and forwards. Transactions in derivatives involve certain risks. See “Risk Factors — Special Investment Instruments and Techniques — Derivatives.”
Short-Term and Defensive Investments
Each Fund invests its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, each Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent a Fund from achieving its investment objective. Repurchase agreements involve certain risks that are described in the SAI.
Participation in Investment Opportunities
The Funds may invest alongside Other Accounts in Co-Investments. It is expected that investment opportunities that are consistent with the investment strategies of the Funds and the Other Accounts will be allocated among the Funds and the Other Accounts in such proportion as the Investment Manager may deem to be fair and equitable. Among other considerations, in keeping with principles of fiduciary responsibility, the Investment Manager may consider the following factors for the Funds and the Other Accounts: (a) the investment objectives and limitations; (b) the relative amounts of capital available for new investments; (c) the terms, structure and availability of financing in respect of an investment; (d) the diversification of the overall holdings; (e) the size, liquidity and anticipated duration of the proposed investment; (f) the potential for imbalances in a portfolio; (g) diversification, leverage and other limitations; and (h) tax or legal issues. Such considerations, among others, may result in allocations among the Funds and the Other Accounts on a basis other than available capital. However, due to restrictions under the Investment Company Act, unless the Funds obtain, or can rely upon, an exemptive order from the SEC, the Funds generally may be limited in their ability to invest alongside Other Accounts in certain Co-Investments.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in a Fund involves substantial risks, and investors should invest in a Fund only if they can bear a substantial risk of loss. Each Fund allocates its assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Various risks are also associated with an investment in a Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.
Prospective investors should consider the following factors in determining whether an investment in a Fund is a suitable investment. However, the risks enumerated below should not be viewed as encompassing all of the risks associated with an investment in any of the Funds. Prospective investors should read this entire prospectus and the SAI of the Funds and consult with their own advisers before deciding whether to invest. In addition, as a Fund’s investment program develops and changes over time (subject to limitations established by the Fund’s investment policies and restrictions), an investment in that Fund may in the future be subject to additional and different risk factors.
Investment-Related Risks
General Economic and Market Conditions
The success of each Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by Portfolio Funds and Portfolio Accounts. Unexpected volatility or illiquidity, such as the general market conditions that have occurred at times over the last several years, could impair a Fund’s profitability or result in losses.
Highly Volatile Markets
Volatility in financial markets can affect the price and liquidity of securities held by hedge funds and can negatively impact the value of such holdings, particularly if a hedge fund becomes a forced seller at such times. In particular, the prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures, swaps and other derivative contracts in which a Portfolio Fund’s or Portfolio Account’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments and other organizations from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges, of any counterparty to a Portfolio Fund’s or Portfolio Account’s transactions or of any service provider to a Portfolio Fund or Portfolio Account (such as a Portfolio Fund’s “prime broker” or “clearing broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.
Portfolio Funds and Portfolio Accounts are subject to the risk that trading activity in securities in which the Portfolio Funds or Portfolio Accounts invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer, market participant or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for a Portfolio Fund or Portfolio Account to properly value any of its assets represented by such securities. In particular, the credit markets have been experiencing extreme volatility and disruption from time to time over the last several years. Instability in the fixed income markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. As a result of these volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for
16 loans they make, securities they purchase and securities they issue. These developments may also make it more difficult to accurately value debt securities. For additional valuation risks to which Investment Funds may be subject, see “Risk Factors — Special Risks of Multi-Manager Structure — Portfolio Funds Valuation.”
In addition, the increased volatility and instability in the fixed income markets could adversely affect the ability of a Fund or Portfolio Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. See “Risk Factors — Special Investment Instruments and Techniques — Leverage; Margin.”
Banking System Volatility
The Funds, Portfolio Funds and Portfolio Accounts may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Recent volatility in the banking system may impact the viability of such banking and financial services institutions. On Friday March 10, 2023, the U.S. Federal Deposit Insurance Corporation (the “FDIC”) was appointed receiver for Silicon Valley Bank (“SVB”) and created the Deposit Insurance National Bank of Santa Clara to protect SVB’s insured depositors. Similarly, on Sunday March 12, 2023, the FDIC was appointed receiver for Signature Bank and created Signature Bridge Bank, N.A. to protect depositors of Signature Bank. On Sunday March 12, 2023, the U.S. Department of Treasury (the “Treasury”), the FDIC and the Board of Governors of the Federal Reserve System (“Federal Reserve”) jointly announced that, upon recommendation from the board of the FDIC and the Federal Reserve, and in consultation with the President of the United States, Treasury Secretary Yellen approved actions enabling the FDIC to complete its resolution of SVB and Signature Bank in order to protect all of those banks’ depositors. To that end, on Monday March 13, 2023, the FDIC announced that it had created Silicon Valley Bridge Bank, N.A. (“SVB Bridge Bank”) and transferred all deposits (regardless of dollar amount) and substantially all of the assets of SVB to SVB Bridge Bank. Depositors and borrowers of SVB automatically became customers of SVB Bridge Bank. According to the FDIC, SVB Bridge Bank is a full-service “bridge bank” that will be operated by the FDIC in an action to protect all depositors of SVB as the FDIC markets the institution to potential bidders, and all depositors of SVB will be made whole. The FDIC recently took similar steps with respect to Signature Bank. On March 19, 2023, at the urging of Swiss authorities, UBS Group announced plans to acquire Credit Suisse Group. Subject to regulatory approval, UBS Group would absorb Credit Suisse Group and succeed to all assets and all liabilities of Credit Suisse Group.
In the event of failure of any of the financial institutions where a Fund, Portfolio Fund and Portfolio Account maintains its respective cash and cash equivalents, there can be no assurance that such Fund, Portfolio Fund and Portfolio Account would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Funds, Portfolio Funds and Portfolio Accounts. The closing of SVB and Signature Bank, the acquisition of Credit Suisse Group by UBS Group at the behest of Swiss regulators, and any additional closures or resolution measures that may occur within the banking system, domestically and internationally, as well as the placement into receivership by the FDIC or other regulators, including foreign regulators, or bankruptcy, of any banks or other financial institutions, or a crisis of confidence in the industry by investors and consumers generally, in each case, will negatively impact the availability of certain financial services to their respective clients, which could include the Funds, Portfolio Funds and Portfolio Accounts or such financial service providers and may require such clients to establish new bank relationships. Such events may significantly increase the Funds’, Portfolio Funds’ and Portfolio Accounts’ costs, negatively impact their ability to execute on pending transactions, including with respect to the ability to draw down amounts under credit facilities, and divert the Investment Manager’s and Portfolio Managers’ time, attention and resources away from the pursuit of a Fund’s, Portfolio Fund’s or Portfolio Account’s investment strategy. Furthermore, such events may also increase counterparty risk, including raising the likelihood of defaults or bankruptcies by counterparties that rely on such bank relationships. Furthermore, governmental actions taken to protect depositors in a failing institution may result in the impairment (or elimination) of the value of classes of securities issued by such institution, including both stocks and bonds, which may be held by a Fund, Portfolio Fund or Portfolio Account. Depending on ongoing developments, regulatory guidance and timing, such events may significantly exacerbate the normal risks associated with the Funds and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iii) demand for investments; (iv) availability of credit in certain markets; and (v) laws, regulations and governmental policies. In addition, such events may lead to financial system and participant regulatory reform, and such increased regulatory oversight may impose additional administrative burden and costs on the Funds, Portfolio Funds and Portfolio Accounts. The foregoing could materially adversely impact the operations of the Funds, Portfolio Funds and Portfolio Accounts and their financing and overall cash flow, acquisition, development and leverage strategies and investment returns. It is currently unclear what the ultimate effect of the situation will be on the banking sector, private equity industry, real estate market and global financial markets as a whole.
General Risks of Securities Activities
All securities investing and trading activities involve the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that a Fund’s investment activities will be successful or that Members will not suffer losses. The following discussion sets forth some of the more significant specific risks associated with the Portfolio Managers’ styles of investing:
Illiquid Portfolio Investments
Portfolio Funds and Portfolio Accounts may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and a Portfolio Fund or Portfolio Account may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. In addition, certain securities in which a Portfolio Fund or Portfolio Account invests may experience unexpected periods of illiquidity in typically liquid markets for such securities, thus exposing the Portfolio Fund or Portfolio Account to the foregoing risks even if a liquid market previously existed for such securities. See “— Highly Volatile Markets.”
Side Pockets
Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-accounts within the Portfolio Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Portfolio Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should a Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, a Fund will not receive the investment proceeds attributable to the side pocket until the side pocket is liquidated or deemed liquid by the Portfolio Fund, which will restrict the Fund’s ability to withdraw its assets from the Portfolio Fund and limit the Fund’s ability to repurchase its Interests. In addition, if a Portfolio Fund establishes a side pocket prior to a Fund’s investing in the Portfolio Fund, the Fund may not be exposed to the performance of the Portfolio Fund’s assets held in the side pocket.
Equity Securities
Portfolio Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Portfolio Managers also may invest in depository receipts relating to non-U.S. securities. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.
Special Purpose Acquisition Companies (“SPACs”)
Hedge funds may invest in SPACs, which are newly incorporated companies with no operating results. Because SPACs lack operating histories, a Portfolio Manager that invests in SPACs will have no basis upon which to evaluate the SPAC’s ability to achieve its business objective of completing a business combination. At the time of a SPAC’s initial public offering, the SPAC often will have no plan, arrangement or understanding with any prospective target business concerning a business combination and may be unable to complete a business combination. Because SPACs have broad discretion to select potential business combinations (subject to industry, geographic or other limitations, if any), it is not possible for the Portfolio Managers to ascertain all of the merits or risks of hedge funds investing in a particular SPAC. If a SPAC fails to complete its initial business combination or the target does not meet some or all of the intended criteria and guidelines, such combination may never generate any operating revenues or may not be successful. Moreover, the equity ownership in a SPAC may expire worthless or be worth significantly less than anticipated, which could also adversely impact the investment in the SPAC by a Portfolio Fund.
Fixed-Income Securities; Non-Investment Grade Securities
The value of fixed-income securities in which Portfolio Funds and Portfolio Accounts invest will change in response to fluctuations in interest rates. Generally, fixed income securities decrease in value as interest rates rise and vice versa. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Valuations of other fixed-income instruments may fluctuate in response to changes in the economic environment that may affect future cash flows. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).
Portfolio Funds and Portfolio Accounts may invest in fixed income securities rated investment grade or non-investment grade and may invest in unrated fixed income securities. Non-investment grade debt securities are commonly referred to as “junk” or “high yield” securities, and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, because the market for lower grade debt securities may be thinner and less active than for higher grade debt securities, there may be limited liquidity in the resale market for lower grade debt securities.
Mortgage Backed and Other Asset Backed Securities
Portfolio Funds or Portfolio Accounts may invest in mortgage backed and other asset backed securities, which are subject to prepayment, credit and interest rate risks. Interest and principal payments on mortgage backed securities are made more frequently than payments on traditional debt securities, and principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. This can have an adverse effect on the Portfolio Funds or Portfolio Accounts.
Mortgage backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage backed securities have been subject to greater liquidity risk. These conditions may occur again. In the past, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage backed securities. In addition, mortgage backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations. The risk of defaults associated with mortgage backed securities is generally higher in the case of mortgage backed investments that include sub-prime mortgages.
Similar to mortgage backed securities, other types of asset backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage backed securities. The risk of investing in asset backed securities has increased because performance of the various sectors in which the assets underlying asset backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.
Payment of interest on asset backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset backed securities depends on many factors, including the quality of the underlying assets, the level of credit support, if any, and the credit quality of any credit support provider. The obligations of issuers (and the obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset backed security insurers have defaulted on their obligations.
The market value of an asset backed security may be affected by the factors described above and other factors. The market value of asset backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. In addition, certain types of asset backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law.
CLO Investments
Portfolio Funds or Portfolio Accounts may invest in collateralized loan obligation (“CLO”) securities. CLOs are generally backed by a pool of assets (typically senior secured loans and other credit-related assets) that serve as collateral. The investors in a CLO ultimately bear the credit risk of the underlying collateral. Most CLOs issue securities in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the Portfolio Fund’s investments in CLO equity and subordinated debt tranches may be subordinate in right of payment to other more senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the pricing of the pool of assets in a CLO depends on many structural characteristics and sometimes the pricing of a CLO may not fully reflect the value of the underlying assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
United States tariff and import/export regulations.
There have been actions and policy directives from the U.S. government that are currently regarding potential significant changes to U.S. trade policies, treaties and tariffs. These changes could create significant uncertainty about the future relationship between the United States and other countries with respect to such trade policies, treaties and tariffs. Any tariffs imposed on products imported into the United States and other changes in U.S. trade policy may result in, and may continue to trigger, retaliatory actions by affected countries impacting U.S. exports and other trade matters. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, including significantly reducing global trade and, in particular, trade between the impacted nations and the United States which could depress economic activity, result in inflation or both, among other consequences. Any of these factors could have a material adverse effect on a Fund, its Portfolio Funds and Portfolio Accounts. These and future tariffs, as well as any other global trade or supply chain developments, bring with them uncertainty. The Investment Manager cannot predict future changes to tariffs and trade policies.
Interest Rate Risk
Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Interest rate increases generally will increase the interest carrying costs to a Fund, its Portfolio Funds and Portfolio Accounts of borrowed money and leveraged investments. Recently, there have been inflationary price movements, which have caused markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with fluctuating interest rates may be particularly acute in the current market environment.
Non-U.S. Investments
It is expected that Portfolio Funds and Portfolio Accounts will invest in securities of non-U.S. companies and countries, including emerging market countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Manager’s investment opportunities.
In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to U.S. standards and, consequently, less information is available to investors in companies located in such countries than is available to investors in companies located in the United States. Moreover, an issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rate may adversely affect the U.S. dollar value of securities denominated in foreign currencies or traded in non-U.S. markets. Portfolio Managers may, but are generally not required to hedge against such risk, and there is no assurance that any attempted hedge will be successful.
In addition, risks of investing in securities of emerging markets issuers include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of the securities in those markets. The considerations noted in the above two paragraphs are generally intensified for investments in emerging market countries.
European Economic Risk
European financial markets have experienced volatility in recent years and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro. To the extent that the Portfolio Funds and Portfolio Accounts invest in euro-dominated (or other European currency-denominated) securities, they may be subject to the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (“EU”) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro. In addition, if one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
On January 31, 2020, the United Kingdom (“UK”) withdrew from the EU (referred to as “Brexit”), creating economic and political uncertainty. The UK and EU reached a preliminary trade agreement regarding the terms of their future trading relationship relating principally to the trading of goods, which became effective on January 1, 2021. However, this agreement does not necessarily create a permanent set of rules but is a basis for an evolving relationship between the EU and the UK, with scope for increasing divergence or closer cooperation which may vary between different areas. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. Given the size and importance of the UK’s economy, the UK’s departure from the EU and connected developments in its legal, political and economic relationship with Europe and other countries globally may continue to be a source of instability, create significant currency fluctuations, and/or otherwise adversely affect international markets, arrangements for trading or other cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future.
It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro would likely have an extremely destabilizing effect on all Eurozone countries and their economies and negatively affect the global economy as a whole, which may have substantial and adverse effects on one or more Portfolio Funds or Portfolio Accounts and thus the Funds. In addition, under these circumstances, it may be difficult for a Portfolio Fund or Portfolio Account to value investments denominated in euros or in a replacement currency.
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as localized wars (e.g., the Russia/Ukraine and Israel/Hamas conflicts), instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, the events in the banking sector described above, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries (e.g., United States and China trade relations), new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.
On February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. The United States, the United Kingdom, several other nations, and the European Union have imposed a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russia-backed separatist regions in Ukraine, Belarus, and certain banks, companies, government officials, and other individuals in Russia and Belarus. This, in turn, has led to a wide range of retaliatory measures by Russia and associated actors, some of which have had significant adverse effects on important international energy and other commodity markets. Ongoing global conflict involving or affecting multiple countries globally have had, and are likely to continue to have, a negative impact on the economy and business activity globally, and therefore could adversely affect the business and operations of one or more Portfolio Funds or Portfolio Accounts and thus the Funds. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the performance and liquidity of a Fund’s Portfolio Funds and Portfolio Accounts and their investments and therefore the financial performance and liquidity of a Fund.
The Israel-Hamas war in the Middle East, which began on October 7, 2023, has created, and may continue to create, uncertainty and instability for market participants, and could adversely affect the Funds, Portfolio Funds and Portfolio Accounts. Such geopolitical risks may have a material adverse impact on macroeconomic factors and materially and adversely affect global trade, currency exchange rates, inflation, supply chains, regional economies and the global economy which may in turn impair the business and operations of one or more Portfolio Funds or Portfolio Accounts and thus the Funds. In addition, to the extent that a Fund, Portfolio Fund or Portfolio Account has exposure to investments in the Middle East or adjoining geographic regions, the value of such investments may be adversely affected.
Investments by the Portfolio Managers on behalf of the Funds are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of a Fund’s Portfolio Funds and Portfolio Accounts. These factors may affect the level and volatility of securities prices and the liquidity and value of investments.
Terrorist Action
There is a risk of terrorist attacks on the United States and elsewhere causing significant loss of life and property damage and disruptions in the global market. Economic and diplomatic sanctions may be in place or imposed on certain states and military action may be commenced. The impact of such events is unclear, but could have a material effect on general economic conditions and market liquidity, which could materially and adversely impair an investment.
Real Estate Investments
To the extent that the Portfolio Funds and Portfolio Accounts invest in real estate securities or own real estate directly, they may be subject to certain risks, including, but not limited to, the burdens of ownership of real property, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws, changes in real property tax rates, changes in interest rates and the availability of debt financing, changes in operating costs, negative developments in the local, national or global economy, risks due to dependence on cash flow, environmental liabilities, uninsured casualties, acts of God, acts of war (declared or undeclared), hostilities, terrorist acts, strikes and other factors which are beyond the control of the Investment Manager.
Repurchase Agreements
If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities subject to such agreement, the relevant Fund, Portfolio Fund or Portfolio Account would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the relevant Fund, Portfolio Fund or Portfolio Account might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks. Each Fund has adopted specific policies designed to minimize certain of the risks of loss from its use of repurchase agreements.
Global Health Risks
Outbreaks of disease, epidemics and public health issues, such as the outbreak of the novel coronavirus disease 2019 (“COVID-19”) globally, continue to adversely impact global commercial activity and has contributed to significant volatility in financial markets. COVID-19 has negatively affected (and may continue to negatively affect or materially impact) the global economy, global equity and fixed income markets and supply chains (including as a result of quarantines and other government-directed or mandated measures or actions to stop the spread of outbreaks). Due to the evolving and highly uncertain nature of current or future pandemics, it is not possible to estimate their impact precisely, and it may continue to impact the performance and liquidity of a Fund’s Portfolio Funds and Portfolio Accounts and their investments and therefore the financial performance and liquidity of a Fund. The United States federal government and the Federal Reserve, as well as certain foreign governments and central banks, may take extraordinary actions to support local and global economies and the financial markets. Government actions to mitigate the economic impact of pandemics, such as the COVID-19 pandemic, have resulted or may in the future result in a large expansion of government deficits and debt, the long-term consequences of which are not known. A recurrence of an outbreak of any kind of epidemic, communicable disease, virus or major public health issue could cause a slowdown in the levels of economic activity generally (or push the world or local economies into recession), which would be reasonably likely to adversely affect the business, financial condition and operations of a Fund and its Portfolio Funds and Portfolio Accounts. Should these or other major public health issues, including pandemics, arise or spread farther (or continue to worsen), a Fund and its Portfolio Funds and Portfolio Accounts could be adversely affected by travel restrictions (such as mandatory quarantines and social distancing), additional limitations on business activities and governmental actions limiting the movement of people and goods between regions and other activities or operations. Moreover, changes in interest rates, reduced liquidity or a slowdown in the United States or deterioration of global economic conditions may also adversely affect the financial performance of a Fund and its Portfolio Funds and Portfolio Accounts. Further, extreme market volatility may leave a Fund and/or the Portfolio Funds and Portfolio Accounts unable to react to market events in a prudent manner consistent with historical practices in dealing with more orderly markets.
Special Investment Instruments and Techniques
The Portfolio Managers may utilize a variety of special investment instruments and techniques to hedge the portfolios of the Portfolio Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund’s or Portfolio Account’s investment objective. These strategies may be executed through derivative transactions. Certain of the special investment instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives
Derivatives are financial instruments the value or return of which is based on the performance of an underlying asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Special risks may apply to instruments that are invested in by Portfolio Funds or Portfolio Accounts in the future that cannot be determined at this time or until such instruments are developed or invested in by Portfolio Funds or Portfolio Accounts. Certain swaps, futures, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, limitations on deliverable supplies, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, government regulation and intervention, and operations risk.
The use of a derivative instrument requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Portfolio Fund or Portfolio Account and the ability to forecast price, interest rate or currency rate movements correctly.
In addition, derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets a Portfolio Fund or Portfolio Account may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which a Portfolio Fund or Portfolio Account may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting a Portfolio Fund or Portfolio Account to the potential of greater losses.
The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends on the price and other characteristics of the securities, assets, indices or currencies underlying them.
Call and Put Options
There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option plus the premium received. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option less the premium received. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing the entire premium invested in the put option.

Hedging Transactions
The Portfolio Managers may utilize a variety of financial instruments, such as options, interest rate swaps, caps and floors, futures, forward contracts and other derivatives for investment purposes and to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Portfolio Managers to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s or Portfolio Account’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. While a Portfolio Manager may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, or the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular, or the risks posed by the occurrence of certain other events, unanticipated changes in currency or interest rates or increases or smaller than expected decreases in the equity markets or sectors being hedged or the nonoccurrence of other events being hedged against may result in a poorer overall performance for a Fund than if the Portfolio Manager had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Portfolio Managers may not seek to or may not properly establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio Managers from achieving the intended hedge or expose a Fund to additional risk of loss.
Operational Risk and Trade Errors
Certain of the Portfolio Funds’ or Portfolio Accounts’ operations depend on systems operated by third parties, including their prime brokers, market counterparties, sub-custodians and other third parties. These systems are used in a wide variety of circumstances and there can be no assurance that the Portfolio Managers will be in a position to verify all of the risks associated with, or the reliability of, such systems. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by viruses and power failures.
The Portfolio Funds and Portfolio Accounts may also use customized algorithmic trading strategies, which employ computer-programmed algorithms to execute trades based on a set of pre-determined rules and objectives. The Portfolio Manager may select a particular algorithm for use by a Portfolio Fund or Portfolio Account based on factors such as the desired speed at which transactions are to be executed. Within any selected parameters, an algorithm can decide certain aspects of an order, such as price, timing, speed of execution and venue. Errors of design or implementation may cause a Portfolio Fund or Portfolio Account to pursue aberrant behavior and trade in ways contrary to the intention of the Portfolio Manager. Although the Portfolio Manager has taken steps to ensure that the algorithms it uses (directly or indirectly through brokers) will work as intended, there can be no assurance that they will in all cases. Any breakdown in algorithmic trading could cause substantial losses to the Portfolio Fund or Portfolio Account.
The Portfolio Funds and Portfolio Accounts also depend on the Portfolio Manager to develop the appropriate systems and procedures to control operational risk arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Portfolio Funds’ or Portfolio Accounts’ operations. The Portfolio Managers’ process for placing orders and executing trades is subject to the risk of error. For example, human errors may include, without limitation, keystroke errors that occur when entering trades into an electronic trading system, failures of oral communication between the investment staff and trading staff, or typographical or drafting errors related to derivatives contracts or similar agreements. The cost of trade errors may be significant. Such operational risks may cause a Portfolio Fund or Portfolio Account to suffer financial loss, the disruption of business, liability to clients or third parties, regulatory intervention or reputational damage. The ability of a Portfolio Fund’s or Portfolio Account’s systems to accommodate an increasing volume of transactions could also constrain the Portfolio Fund’s or Portfolio Account’s ability to properly manage the portfolio.

Counterparty Credit Risk
Many of the markets in which the Portfolio Funds or Portfolio Accounts effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are “exchange-based” market participants. To the extent a Portfolio Fund or Portfolio Account invests in over-the-counter swaps and other derivative or synthetic over-the-counter instruments that are not cleared through a central counterparty, it is assuming a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange and/or cleared through a central counterparty, which generally are backed by clearing organization guarantees, daily mark-to-market margining and settlement and benefit from segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes a Portfolio Fund or Portfolio Account to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Fund or Portfolio Account to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where there is a greater risk that a specific event may prevent or delay settlement, or where a Portfolio Fund or Portfolio Account has concentrated its transactions with a single or small group of counterparties. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the- counter derivatives since a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy their obligations to Portfolio Funds and Portfolio Accounts. Portfolio Funds and Portfolio Accounts may not be restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds and Portfolio Accounts to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market or clearing organization to facilitate settlement may increase the potential for losses by a Portfolio Fund or Portfolio Account. In addition, Portfolio Funds and Portfolio Accounts are subject to the risk that a counterparty may be unable to settle a transaction due to such counterparty’s insolvency, inability to access sufficient credit, or other business factors. The potential for counterparty credit risk is also complicated by legal and regulatory changes. See “Risk Factors — General Risks — Legal and Regulatory Risks.”
Leverage; Margin
Each Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money. The Funds, Portfolio Funds and Portfolio Accounts may directly or indirectly borrow funds from brokerage firms and banks. Each Fund may enter into a credit facility to address timing issues in connection with the acquisition of investments (i.e., to provide such Fund with temporary liquidity to acquire investments in Portfolio Funds in advance of the Fund’s receipt of subscription proceeds). Borrowing for investment purposes is known as “leverage.” Portfolio Funds and Portfolio Accounts may also “leverage” by using options, swaps, forwards and other derivative instruments. Leverage has the effect of potentially increasing losses. Any event that adversely affects the value of an investment, either directly or indirectly, by a Portfolio Fund or Portfolio Account could be magnified to the extent that leverage is employed. The use of leverage in this way will magnify the volatility of changes in the value of an investment made by a Portfolio Fund or Portfolio Account, especially in times of a “credit crunch” or during general market turmoil. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. In addition, to the extent that a Fund, Portfolio Manager or Portfolio Fund borrows funds, the rates at which they can borrow may affect the operating results of the Fund. In addition, a lender may terminate or refuse to renew any credit facility into which a Fund, a Portfolio Fund or Portfolio Account has entered. If a Fund, a Portfolio Fund or Portfolio Account is unable to access additional credit, it may be forced to redeem investments at inopportune times, which may further depress the returns of a Fund.

In general, the anticipated use of short-term margin borrowings by Portfolio Funds and Portfolio Accounts results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the Portfolio Funds or Portfolio Accounts have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Portfolio Funds or Portfolio Accounts could be subject to a “margin call,” pursuant to which they must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of a Portfolio Fund or Portfolio Account, it might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses. In the most recent market turmoil (particularly since late 2008), numerous hedge funds faced margin calls and were required to sell large portions of their investments in rapid fashion to meet these calls. In addition, the most recent market turmoil and weakened position of many financial services companies have forced many such companies to reduce or terminate the credit they have extended to hedge funds, which has in turn forced many hedge funds to deleverage in similar fashion. A substantial number of hedge funds have been forced to liquidate as a result. If a Portfolio Fund or Portfolio Account is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot meet its margin calls or otherwise cover its outstanding indebtedness. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice. Furthermore, exchange-traded derivatives and over-the-counter derivative transactions submitted for clearing through a central counterparty will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC or U.S. Commodity Futures Trading Commission (“CFTC”) mandated margin requirements. These regulators and the U.S. prudential bank regulators also have adopted margin requirements for non-cleared over-the-counter derivatives. These margin requirements will increase the overall costs for the relevant Portfolio Funds.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one-third of the value of its total assets (including the indebtedness).
Each Fund’s and Portfolio Account’s borrowings will at all times be subject to the Asset Coverage Requirement. However, the Asset Coverage Requirement does not apply to Portfolio Funds. Accordingly, each Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds and the volatility of the value of Interests may be substantial. In addition, trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by a Portfolio Fund and could cause a Portfolio Fund’s net asset value to be subject to wider fluctuations than would be the case if the Portfolio Fund did not use the leverage feature in derivative instruments.
Short Selling
The Portfolio Managers may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of theoretically unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Some market participants seek to exploit short-sellers by identifying and buying large quantities of securities that are significantly shorted in an attempt to benefit from the price increase that the participants expect when the short sellers buy the securities to cover the short sales. If these so-called “short squeezes” are executed successfully, as described above, a Portfolio Manager may be forced to cover their short position at a disadvantageous time regardless of the Portfolio Manager’s view of the true value of the securities, thereby causing significant losses. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice. In addition, short selling may be limited by future legal and regulatory changes. The SEC and other regulatory authorities have imposed temporary restrictions or bans on short selling in the past in response to significant market turmoil, and similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially if market turmoil reoccurs. Such restrictions may adversely affect the returns of Portfolio Funds and Portfolio Accounts that utilize short selling. The SEC has subsequently adopted amendments to Regulation SHO under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (a “short sale-related circuit breaker”). Furthermore, the SEC has recently proposed new rules that, if adopted, would require certain market participants to collect and submit short sale-related data to the SEC on a monthly basis.
Distressed Securities
Certain of the companies in whose securities the Portfolio Funds or Portfolio Accounts may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.
These characteristics of these companies can cause their securities to be particularly risky. The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. A Portfolio Fund’s or Portfolio Account’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which a Portfolio Fund or Portfolio Account may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Portfolio Funds or Portfolio Accounts experiencing greater risks than they would if investing in more highly rated instruments. The Aetos Distressed Investment Strategies Fund primarily invests in Portfolio Funds which invest in distressed securities, and thus is especially subject to these risks.
A bankruptcy filing may have adverse and permanent effects on a company in whose securities the Portfolio Funds or Portfolio Accounts may invest. Further, if the proceeding is converted to a liquidation action, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of a Portfolio Fund or Portfolio Account (in its role as a creditor). Certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that a Portfolio Fund or Portfolio Account’s influence with respect to a class of securities can be lost by virtue of the size of its claim relative to the claims of the entire class.
Certain debt instruments invested in by the Portfolio Funds or Portfolio Accounts could be subject to U.S. federal, state or applicable non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Portfolio Fund or Portfolio Account to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Portfolio Funds or Portfolio Accounts may not receive any payment on the securities. If any of the Portfolio Funds or Portfolio Accounts or any Portfolio Manager is found to have interfered with the affairs of a company in which the Portfolio Fund or Portfolio Account holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Portfolio Fund or Portfolio Account may be held liable for damages to injured parties or a bankruptcy court. While the Portfolio Funds or Portfolio Accounts will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Portfolio Funds or Portfolio Accounts will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity. Where any Portfolio Fund or Portfolio Account or any Portfolio Manager has representatives on the boards of a portfolio company, such involvement may also prevent the Portfolio Fund or Portfolio Account from freely disposing of its debt investments and may subject the Portfolio Fund or Portfolio Account to additional liability or result in re-characterization of its debt investments as equity.
Insofar as a Portfolio Fund’s or Portfolio Account’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely impact the Portfolio Fund’s or Portfolio Account’s securities and, consequently, the relevant Fund may also be adversely impacted.
ESG Investment Strategy Risk
An environmental, social governance (“ESG”) investment strategy limits the types and number of investment opportunities available for investment, including causing an ESG-focused portfolio to forego certain potentially profitable investment opportunities entirely, and, as a result, portfolios incorporating an ESG investment strategy will perform differently from, and may underperform, other portfolios that do not have an ESG focus, and the broad markets generally. There may be fewer investment opportunities available for an ESG-focused portfolio to invest in and there can be no assurance that ample investment opportunities will be located and/or completed to satisfy a client’s investment objective and criteria. Despite the due diligence performed by the Investment Manager, the investments ultimately made by managers selected for ESG-focused portfolios may not ultimately exhibit entirely positive or favorable ESG characteristics and the Investment Manager cannot guarantee that it will uncover all ESG risks in respect of the investment opportunities it considers. At any given time, there is a risk that unforeseen events may compromise the ESG profiles of investments in these portfolios.
Additionally, the Investment Manager’s interpretation and application of its ESG standards is highly subjective and may evolve over time. An ESG-focused portfolio will be constructed based on the Investment Manager’s assessment of ESG practices in accordance with its ESG policy, which may not be consistent with the views of any particular investor. The criteria by which ESG practices are assessed are evolving, which could result in greater expectations of the Investment Manager and cause the Funds to undertake costly initiatives to satisfy such new criteria. Some investors may use ESG factors to guide their investment strategies and, in some cases, may choose not to invest with us if they believe our ESG policies and disclosures are inadequate.
General Risks
Limited Operating History
Certain Portfolio Funds in which the Funds invest may be recently or newly formed entities that have limited or no operating histories. In such cases, the Investment Manager will have evaluated the past investment performance of Portfolio Managers or their personnel. However, this past investment performance may not be indicative of the future results of an investment in a Portfolio Fund managed by a Portfolio Manager.
Legal and Regulatory Risks
Legal and regulatory changes could occur during the term of each Fund, which may materially adversely affect such Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change over the past decade and such change may continue. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), signed into law in July 2010, contained significant changes to the existing regulatory structure in the United States and was intended to establish rigorous oversight standards to protect the U.S. economy and American consumers, investors and businesses. The Dodd-Frank Act requires most over-the-counter swaps to be executed on a regulated exchange or execution facility and cleared through a central counterparty, which may result in increased margin requirements and costs for the Portfolio Funds and Portfolio Accounts. The CFTC has also adopted rules requiring collection of margin in respect of uncleared swaps. In addition, the Dodd-Frank Act requires additional regulation of hedge fund managers, including requirements for such managers to register as investment advisers under the Investment Advisers Act and to disclose various information to regulators about the positions, counterparties and other exposures of the hedge funds managed by such managers. In addition to the regulatory requirements imposed by the Dodd-Frank Act, on August 16, 2012, the European Market Infrastructure Regulation (EU No. 648/2012) (“EMIR”) came into effect. EMIR introduces certain requirements with respect to derivative contracts which apply primarily to financial counterparties such as EU authorized investment firms, credit institutions, insurance companies, undertakings for collective investment in transferable securities and alternative investment funds managed by EU authorized alternative investment fund managers, and non-financial counterparties (“NFCs”) which are entities established in the EU that are not financial counterparties. Broadly, EMIR’s requirements are (i) mandatory clearing of OTC derivative contracts declared subject to the clearing obligation through a duly authorized central counterparty; (ii) risk mitigation techniques with respect to uncleared OTC derivative contracts; and (iii) reporting and record-keeping requirements with respect to all derivative contracts. These additional requirements add costs to the legal, operations and compliance obligations of the Portfolio Managers and the Portfolio Funds and may increase the amount of time that Portfolio Managers spend on non-investment related activities.
Further, in the event that a Fund’s interest in any Portfolio Fund or Portfolio Account which invests in any derivative instruments regulated under the U.S. Commodity Exchange Act, as amended (the “CEA”), including futures, swaps and options, exceeds a certain threshold, the Fund may become subject to regulation under the CEA, and the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC. In the event the Investment Manager is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the relevant Fund, which may increase the Fund’s expenses.
As a result of the implementation of the Dodd-Frank Act, over-the-counter derivatives dealers are also subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These margin and regulatory requirements increase the overall costs for derivatives dealers. Dealers can be expected to try to pass those increased costs along, at least partially, to market participants such as a Portfolio Fund or Portfolio Account in the form of higher fees or less advantageous dealer marks.
Section 619 of the Dodd-Frank Act added a provision to federal banking law, commonly referred to as the “Volcker Rule,” to generally prohibit certain banking entities from engaging in proprietary trading or from acquiring or retaining an ownership interest in, or sponsoring or having certain relationships with, a hedge fund or private equity fund (each, a “Covered Fund”), subject to certain exemptions. On June 25, 2020, and effective October 1, 2020, the five regulatory agencies responsible for implementing the Volker Rule finalized rulemaking that tailored the compliance requirements and clarified and amended certain definitions, requirements and exclusionary and exemptive relief. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.
While many of the Dodd-Frank Act’s reforms have already been implemented, certain reforms are still pending. It is unknown in what form, when and in what order significant regulatory initiatives may be implemented or the impact any such implemented regulations will have on Portfolio Funds and/or Portfolio Managers and, in turn, the Funds, the markets or instruments in which Portfolio Funds invest or the counterparties with whom Portfolio Funds conduct business. The effect of any additional actions taken pursuant to the Dodd-Frank Act or other regulatory changes, while impossible to predict, could also be substantial and adverse.

The EU Markets in Financial Instruments Directive and related regulations and subsidiary legislation (“MiFID II”), which came into effect on January 3, 2018, has significantly impacted the European capital markets. MiFID II increases regulation of trading platforms and firms providing investment services in the European Union. Among its many market infrastructure reforms, MiFID II has brought in: (i) significant changes to pre-trade and post-trade transparency obligations applicable to financial instruments admitted to trading on EU trading venues (including a new transparency regime for non-equity financial instruments); (ii) an obligation to execute transactions in shares and derivatives on an EU regulated trading venue; and (iii) a new focus on regulation of algorithmic and high frequency trading. These reforms may lead to a reduction in liquidity in certain financial instruments, as some of the sources of liquidity exit European markets and may result in significant increases in transaction costs. Other regulatory changes, such as an increase in the scope of commodities and commodity derivatives regulation, including position limits and position management powers could similarly lead to liquidity reduction and/or an increase in costs and spreads in the European commodities markets. Although the full impact of these reforms remains difficult to assess, it is possible that the resulting changes in the available trading liquidity options and increases in transactional costs may have an adverse effect on the ability of the Portfolio Funds and Portfolio Accounts to execute their respective investment programs.
Failure of Futures Commission Merchants and Clearing Organizations.
Portfolio Funds and Portfolio Accounts may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulations. There is a risk that assets deposited by a Portfolio Fund or Portfolio Account with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio Fund’s clearing broker. In addition, the assets of a Portfolio Fund or Portfolio Account may not be fully protected in the event of the clearing broker’s bankruptcy, as the Portfolio Fund or Portfolio Account would be limited to recovering only a pro rata share of all available funds segregated on behalf of all the clearing broker’s customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default by the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, a Portfolio Fund or Portfolio Account may not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.
Non-Diversified Status
Each Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the percentage of a Fund’s assets that may be invested in the securities of any one issuer. Each Fund may invest up to 40% of its net assets in any one Portfolio Fund or any one Portfolio Manager. Also, there are no requirements that the investments of Portfolio Funds be diversified. The portfolio of a Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Incentive Allocation
Each Portfolio Manager generally will be entitled to receive performance-based allocations, generally expected to range from 10%-20% of net profits. Performance-based allocations may create an incentive for Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of such arrangements. In addition, because the performance-based allocations are generally calculated on a basis that includes realized and unrealized appreciation, these allocations may be greater than if they were based solely on realized gains. Although the gains on which the incentive fee or allocation is calculated may never be realized, the Portfolio Manager generally has no obligation to refund any performance fees that have been paid based on unrealized gains.
Conflicts of Interest
The Investment Manager and its affiliates, as well as many of the Portfolio Managers and their respective affiliates, provide investment advisory and other services to clients other than the Funds and Portfolio Funds. In addition, investment professionals associated with the Investment Manager or Portfolio Managers may carry on investment activities for other client accounts and their own accounts and the accounts of family members (collectively, “Other Accounts”). The Funds and Portfolio Funds have no interest in these activities. As a result of the foregoing, the Investment Manager and Portfolio Managers are engaged in substantial activities other than on behalf of the Funds and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between a Fund and Other Accounts.
The results of a Fund’s investment activities may differ significantly from the results achieved by the Investment Manager and its affiliates or a Portfolio Manager for their Other Accounts. It is possible that the Investment Manager or a Portfolio Manager will achieve investment results with respect to one or more Other Accounts that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which the Investment Manager or a Portfolio Manager achieve significant profits on its trading with respect to one or more Other Accounts. The opposite result is also possible.
The investment activities of the Investment Manager or a Portfolio Manager for Other Accounts may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by related foreign investors.
There may be circumstances under which the Investment Manager or a Portfolio Manager will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of a Fund’s or a Portfolio Fund’s assets they commit to such investment. There also may be circumstances under which the Investment Manager or a Portfolio Manager purchases or sells an investment for their Other Accounts and does not purchase or sell the same investment for a Fund or a Portfolio Fund, or purchases or sells an investment for a Fund and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Investment Manager, and generally also the policy of the Portfolio Managers, that investment decisions for the Funds, Portfolio Funds, Portfolio Accounts and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage, and investment transactions and opportunities be fairly allocated among their clients, including the Funds and Portfolio Funds.
The Investment Manager, Portfolio Managers and their respective affiliates may have interests in Other Accounts they manage which differ from their interests in a Fund and Portfolio Funds and may manage such accounts on terms that are more favorable to them than the terms on which they manage a Fund or Portfolio Funds. In addition, the Investment Manager and Portfolio Managers may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which a Fund and its Members are subject.
Further, the Funds may invest alongside Other Accounts in Co-Investments. It is expected that investment opportunities that are consistent with the investment strategies of the Funds and the Other
Accounts will be allocated among the Funds and the Other Accounts in such proportion as the Investment Manager may deem to be fair and equitable. However, due to restrictions under the Investment Company Act, unless the Funds obtain, or can rely upon, an exemptive order from the SEC, the Funds generally may be limited in their ability to invest alongside Other Accounts in certain Co-Investments.
Co-Investments with Third Parties
If a Fund makes any Co-Investments, it will generally do so with third parties, through joint ventures or other entities and will hold non-controlling interests in many, if not all, of the Co-Investments and therefore may have a limited ability to protect its position in or exit such investments. Such investments may include risks in connection with such third-party involvement, including the possibility that a third-party co-venturer may have financial difficulties, may have interests or goals that are inconsistent with those of the applicable Fund or may be in a position to take action in a manner contrary to the applicable Fund’s investment objective. It is possible that in connection with certain investments, a Fund will only be able to obtain rights relating to transfer (such as tag-along rights and registration rights), with no governance or additional rights.
Tax Risks
For taxable years beginning prior to January 1, 2026, a noncorporate Member generally will not be able to deduct such Member’s share of a Fund’s investment expenses (including the Management Fee, the fee paid to the Administrator and any fee payable to the managers of a Portfolio Fund) and may be subject to certain limitations on deductibility for regular federal income tax purposes. Such expenses also may be completely disallowed for purposes of determining whether the noncorporate Member’s alternative minimum tax liability will apply. See “Taxes.”
Distributions to Members and Payment of Tax Liability
The Funds do not intend to make periodic distributions of their net income or gains, if any, to Members. Whether or not distributions are made, Members will be required each year to pay any applicable federal, state or local income taxes on their respective shares of the relevant Fund’s taxable income, and may have to pay applicable taxes from other sources. The amount and times of any distributions will be determined in the sole discretion of each Fund’s Board. See “Taxes.”
Possible Delays in Reports to Members and Schedule K-1s
It is unlikely that the Funds will be able to provide final Schedules K-1 to Members for any given fiscal year until significantly after such Member’s filing deadline. Final Schedule K-1s will not be available until after completion of the annual audits of a Fund’s Portfolio Funds. Members will be required to obtain extensions of the filing date for their income tax returns at the federal, state and local level.
FATCA Withholding Tax Regime
Under a regime commonly referred to as FATCA, U.S. withholding tax may be imposed on allocations of income to and distributions received by Members with respect to Interests and beginning two years after the date on which final regulations defining the term “foreign passthru payments” are published in the U.S. Federal Register, foreign passthru payments. Prospective Members should consult their own tax advisors about this regime. See “Tax Aspects — Certain Considerations for Non-U.S. Members” in the SAI.
Considerations for ERISA Plans and Other Tax-Exempt Entities
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, Individual Retirement Accounts and 401(k) and Keogh Plans, may purchase Interests. Because a Fund and the Portfolio Funds in which it invests may use leverage, a tax-exempt investor may incur income tax liability to the extent a Fund’s transactions are treated as giving rise to unrelated business taxable income. See “Taxes.” This investment is not designed for charitable remainder trusts and, therefore, such trusts may not purchase Interests unless federal income tax laws change.

Cybersecurity Risks
The Funds and their service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds or one of their third-party service providers to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Funds, the Investment Manager, financial intermediaries and other third-party service providers may adversely impact the Funds. For instance, cybersecurity breaches may interfere with the processing of investor transactions, impact the Funds’ ability to calculate their net asset value, cause the release of private investor information or confidential business information, impede investment activities, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cybersecurity risk management purposes. Furthermore, the SEC has proposed a new cybersecurity rule that would require registered investment advisers to adopt and implement formal cybersecurity policies, report significant cybersecurity incidents to the SEC, and provided enhanced disclosure of cybersecurity risks and incidents to investors. If adopted as proposed, the rule is expected to increase the time and resources that Funds, the Portfolio Funds and the Portfolio Managers will be required to devote to cybersecurity reporting and compliance matters.
Reliance on Service Providers
The performance of the Funds is dependent upon hedge fund counterparties and other businesses that are not controlled by the Investment Manager or the Portfolio Managers and that provide services to a Fund or the Portfolio Funds in which the Portfolio Managers invest. Examples of service providers include, but are not limited to, administrators, custodians, auditors, prime brokers and legal counsel. Errors are inherent in the business and operations of any service provider, and although the Investment Manager will seek to transact with Portfolio Managers whose counterparties and service providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct by service providers could have a material adverse effect on a Fund’s investments.
Fraud
The Funds are subject to the risk that fraudulent actions on the part of a Portfolio Manager or other service providers or transaction counterparties may lead to significant losses. While no due diligence process is guaranteed to uncover fraud, the Investment Manager conducts a comprehensive operational due diligence process that is designed to uncover factors that may increase the risk of manager fraud. This process, overseen by the Investment Manager’s operational due diligence specialist team, includes a review of a Portfolio Manager’s business and operational infrastructure, including trade processing work flows, accounting and reconciliation procedures, portfolio valuation procedures (including third party oversight), cash controls, business continuity planning, compliance procedures, and overall segregation of duties. As part of this process, the Investment Manager conducts a manager background check through a third party investigative firm and reviews key third party provider relationships. The operational due diligence process is undertaken prior to the initiation of a Fund’s investment in an underlying Portfolio Fund as well as on a periodic basis for existing investments, and is summarized for each Portfolio Manager in a detailed report and summary scorecard.
Special Risks of Multi-Manager Structure
Identifying the appropriate Portfolio Managers and suitable Portfolio Funds is difficult and involves a high degree of uncertainty. In addition, certain Portfolio Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of each Fund depends in a large part upon the ability of the Investment Manager and the Portfolio Managers to develop and successfully implement investment strategies that achieve each Fund’s investment objective.
Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Funds will not have the benefit of various protections afforded by the
Investment Company Act with respect to their investments in Portfolio Funds. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies’ assets. Portfolio Funds are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship.
Although the Investment Manager expects to receive detailed information from each Portfolio Manager regarding its investment performance and investment strategy on a regular basis, in most cases the Investment Manager may have limited access to the specific underlying holdings of the Portfolio Funds and little or no means of independently verifying the information that is provided by the Portfolio Managers. Portfolio Funds may pursue investment strategies or make individual investments that have not been fully disclosed to the Investment Manager and are different from those expected to be made at the time a Fund made its decision to invest in the Portfolio Funds. Such strategies and investments may be inconsistent with the investment objective and policies of the investing Fund and may involve unanticipated risks and exposure to unexpected securities or asset classes. Although the Investment Manager employs a due diligence process to review each Portfolio Manager, and it deems its due diligence process to be reasonable and appropriate based on the applicable facts and circumstances, there is no assurance that such efforts will detect these unanticipated risks.
The Investment Manager will not have any control over the investments made by Portfolio Managers. The Investment Manager may, however, reallocate a Fund’s investments among Portfolio Funds and Portfolio Accounts, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Portfolio Funds and Portfolio Accounts. These limitations may prevent a Fund from reacting rapidly to market changes should a Portfolio Manager fail to effect portfolio changes consistent with such market changes and the demands of the Investment Manager. Such withdrawal limitations may also restrict the Investment Manager’s ability to terminate investments in Portfolio Funds or Portfolio Accounts that are poorly performing or have otherwise had adverse changes. A Fund may also be subject to fees imposed on withdrawals from the Portfolio Funds and Portfolio Accounts, especially with respect to “early withdrawals” made before the expiration of a Portfolio Fund’s or Portfolio Account’s initial “lock-up” period.
By investing in the Portfolio Funds and Portfolio Accounts indirectly through a Fund, investors bear asset-based fees at the Fund level and both asset-based fees and performance-based allocations at the Portfolio Fund or Portfolio Account level. Similarly, Members bear a proportionate share of the other operating expenses of a Fund (including administrative expenses) and, indirectly, similar expenses of the Portfolio Funds and Portfolio Accounts. An investor who meets the conditions imposed by the Portfolio Managers, including investment minimums that may be considerably higher than the $1,000,000 minimum imposed by the Program, could avoid asset-based fees at the Fund level by investing directly with the Portfolio Managers.
Each Portfolio Manager will receive any performance-based allocation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of a Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this allocation from a Fund (and indirectly from Members) even if the Fund’s overall investment return is negative. Investment decisions of the Portfolio Managers are made independently of each other. As a result, at any particular time, one Portfolio Manager may be purchasing shares of an issuer for a Portfolio Fund or Portfolio Account whose shares are being sold by another Portfolio Manager for another Portfolio Fund or Portfolio Account. In any such situations, a Fund could indirectly incur certain transaction costs without accomplishing any net investment result.
Since each Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, a Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest, may have to borrow money to repurchase Interests, and may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. This may adversely affect a Fund’s investment return and/or increase a Fund’s expenses.
Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon a Fund’s withdrawal of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of such Fund.
A Fund may agree to indemnify certain of the Portfolio Funds and, subject to certain limitations imposed by the Investment Company Act, the Portfolio Managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.
Portfolio Account Allocations
A Fund may on occasion allocate its assets to a Portfolio Manager by retaining the Portfolio Manager to manage a Portfolio Account for the Fund, rather than invest in the Portfolio Manager’s Portfolio Fund. Portfolio Accounts can expose a Fund to theoretically unlimited liability, and it is possible, given the leverage at which certain of the Portfolio Managers will trade, that a Fund could lose more in a Portfolio Account that is managed by a particular Portfolio Manager than such Fund has allocated to such Portfolio Manager to invest. This risk may be avoided if a Fund, instead of retaining a Portfolio Manager to manage a separate account comprised of a designated portion of a Fund’s assets, creates a separate investment vehicle for which a Portfolio Manager will serve as general partner/manager and in which the Fund will be the sole limited partner/member. Use of this structure, however, involves various expenses, and there is no requirement that separate investment vehicles be created for Portfolio Accounts.
Portfolio Funds Valuation
Neither the Investment Manager nor the Board will be able to confirm independently the accuracy of the valuations provided by a Portfolio Manager. Furthermore, these valuations will typically be estimates only, subject to revision based on each Portfolio Fund’s annual audit. Such revisions, whether increasing or decreasing the net asset value of a Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Interests repurchased and received all of their repurchase proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Managers or revisions to net asset value of a Portfolio Fund adversely affect a Fund’s net asset value, the outstanding Interests will be adversely affected by prior repurchases to the benefit of Members who had their Interests repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Interests and to the detriment of Members who previously had their Interests repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Interests. New Members may be affected in a similar way. Revisions to a Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund’s annual audit is completed.
Certain securities in which Portfolio Funds invest may not have readily ascertainable market prices, particularly those securities that trade in thin or volatile markets. Due to the lack of centralized information and trading, the valuation of these securities may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. The valuation of these securities typically requires more reliance on the judgment of an adviser or manager than that required for securities for which there is an active trading market.
These securities will nevertheless generally be valued in a manner determined by the Portfolio Managers, whose valuations will normally be respected with respect to a Fund, even though Portfolio Managers will generally face a conflict of interest in valuing such securities because the values given to the securities may affect the compensation of the Portfolio Managers. If other market participants value these securities differently than the Portfolio Managers, the applicable Fund may be subject to the risk that when these securities are sold in the market, the amount received by the Portfolio Fund is less than the value of such securities carried on the Portfolio Fund’s books.
Any such securities held by a Portfolio Account will be valued at their “fair value” as determined in good faith by the relevant Fund’s Board, which will consider all relevant information reasonably available at the time of valuation. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. See “Calculation of Net Asset Value.”
Investments in Non-Voting Stock; Inability to Vote
In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, each Fund intends to own less than 5% of the voting securities of each Portfolio Fund. This limitation on owning voting securities is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of a Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Funds and other clients of the Investment Manager. To limit its voting interest in certain Portfolio Funds, the Funds may enter into contractual arrangements under which the Funds irrevocably waive their rights (if any) to vote their interests in a Portfolio Fund. To the extent a Fund contractually foregoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Portfolio Fund, including matters that may be adverse to the Fund’s interests.
Dependence on Key Individuals
The success of a Portfolio Fund depends upon the ability of its management to develop and implement investment strategies that achieve the Portfolio Fund’s investment objective. The performance of a Portfolio Fund is largely dependent on the talents and efforts of highly skilled individuals. A Portfolio Fund’s ability to effectively manage its respective portfolio depends on the ability of its management to attract new employees and to retain and motivate existing employees. If a Portfolio Fund loses the services of one or more of its key employees, the consequence to the Portfolio Fund could be material and adverse.
Limited Liquidity; In-kind Distributions
With very limited exceptions, Interests are not transferable, and liquidity will be provided only through repurchase offers made from time to time by a Fund. An investment in a Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment.
Limitations on a Fund’s ability to withdraw its assets from Portfolio Funds will limit the Fund’s ability to repurchase its Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as semi-annually or annually. In addition, certain Portfolio Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions. Furthermore, should a Fund seek to liquidate its investment in a Portfolio Fund that maintains a side pocket, the Fund will not receive the investment proceeds attributable to the side pocket until the side pocket is liquidated or deemed liquid by the Portfolio Fund. Portfolio Funds may also assess fees for redemptions or other withdrawals. Because the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations will significantly limit a Fund’s ability to repurchase its Interests. To the extent that a Fund makes Co-Investments, it may have further constraints on its liquidity, because Co-Investments may take up to five years or longer to be realized and generally cannot be disposed of prior to realization. The limited liquidity of certain Portfolio Funds’ interests may adversely affect each Fund were it to have to sell or redeem such interests at an inopportune time. Each Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner.
Payment for repurchased Interests may require a Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise liquidate these holdings, potentially resulting in losses, and may increase a Fund’s portfolio turnover. The Investment Manager intends to take measures (subject to such policies as may be established by a Fund’s Board) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Interests.
If a Member tenders its Interest (or a portion of its Interest) in connection with a repurchase offer made by a Fund, that tender may not be rescinded by the Member after the date on which the repurchase offer terminates. However, the value of Interests that are tendered by Members generally will not be determined until a date approximately one month later and will be based on the value of a Fund’s assets as of such later date. A Member will thus continue to bear investment risk after an Interest is tendered for repurchase and until the date as of which the Interest is valued for purposes of repurchase. Each Fund expects to distribute cash to the holders of Interests that are repurchased. However, there can be no assurance that a Fund will have sufficient cash to pay for Interests that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Interests. Although the Funds do not generally intend to make distributions in-kind, under the foregoing circumstances, and in other circumstances where a Fund’s Board determines that making a cash payment would result in a material adverse effect on the Fund or on Members not tendering Interests for repurchase, Members may receive in-kind distributions of investments from the Fund’s portfolio in connection with the repurchase of Interests by the Fund. Any investments so distributed may not be readily marketable. To the extent securities distributed in-kind are readily marketable, Members will incur commissions and other transaction costs in disposing of the investments. For these various reasons, an investment in a Fund’s Interests is suitable only for sophisticated investors. See “Repurchases of Interests and Transfers.”

No Public Trading [Text Block]	In addition, there is no public market for Interests in the Funds and none is expected to develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITAL ACCOUNTS
General
Each Fund maintains a separate capital account for each Member, which has an opening balance equal to the Member’s initial contribution to the capital of the Fund. Each Member’s capital account will be increased by the sum of the amount of cash and the value of any securities constituting additional contributions by the Member to the capital of a Fund, plus any amounts credited to the Member’s capital account as a reallocation of organizational expenses (see “Capital Accounts — Allocation of Special Items”) or as described below. Similarly, each Member’s capital account in a Fund will be reduced by the sum of the amount of any repurchase by the Fund of the Member’s Interest, or portion thereof, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member’s capital account as a reallocation of organizational expenses or as described below.
Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. With respect to each Fund, a fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on (1) the last day of each fiscal year, (2) the last day of each taxable year, (3) the day preceding the date on which a contribution to the capital of the Fund is made, (4) the day on which the Fund repurchases any Interest (or portion thereof) of any Member, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage is determined for each Member as of the start of each fiscal period by dividing the balance of the Member’s capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.
Allocation of Net Profits and Losses
Net profits or net losses of each Fund for each fiscal period will be allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the period. Net profits or net losses will be measured as the net change in the value of the net assets of a Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including organizational expenses) during a fiscal period), before giving effect to any repurchases by the Fund of Interests (or portions thereof), and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund other than in accordance with the Members’ respective investment percentages.
Allocations for federal income tax purposes generally will be made among Members so as to reflect equitably amounts credited or debited to each Member’s capital account for the current and prior taxable years. Under each LLC Agreement, the Investment Manager has the discretion to allocate specially an amount of a Fund’s capital gains, including short-term capital gain, for federal income tax purposes to the Investment Manager and to a withdrawing Member, in either case to the extent that its capital account exceeds its federal income tax basis in its Interest.
Allocation of Special Items
Current guidelines followed by the American Institute of Certified Public Accountants require that organizational expenses be expensed as incurred. Each Fund also will bear certain ongoing offering costs associated with any periodic offers of Fund Interests. Offering costs cannot be deducted by a Fund or its Members.
Withholding taxes or other tax obligations incurred by a Fund which are attributable to any Member of the Fund will be debited against the capital account of that Member as of the close of the fiscal period during which the Fund paid those obligations, and any amounts then or thereafter distributable to the Member will be reduced by the amount of those taxes. If the amount of those taxes is greater than the distributable amounts, then the Member and any successor to the Member’s Interest is required to pay upon demand to the Fund, as a contribution to the capital of the Fund, the amount of the excess.
Generally, any expenditures payable by a Fund, to the extent paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more, but fewer than all of the Members, will be charged to only those Members of the Fund on whose behalf the payments are made or whose particular circumstances gave rise to the payments. These charges will be debited to the capital accounts of the applicable Members as of the close of the fiscal period during which the items were paid or accrued by the Fund.
Reserves
Appropriate reserves may be created, accrued and charged against net assets and proportionately against the capital accounts of the Members of a Fund for contingent liabilities as of the date the contingent liabilities become known to the Fund. Reserves will be in such amounts (subject to increase or reduction) which the Fund may deem necessary or appropriate. The amount of any reserve (or any increase or decrease therein) will be proportionately charged or credited, as appropriate, to the capital accounts of those Members who are Members at the time when the reserve is created, increased or decreased, as the case may be; provided, however, that if the reserve (or any increase or decrease therein) exceeds the lesser of $500,000 or 1% of the aggregate value of the capital accounts of all those Members, the amount of the reserve, increase, or decrease shall instead be charged or credited to those Members who were Members at the time, as determined by the Fund, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased in proportion to their capital accounts at that time.
Voting
Each Member of a Fund will have the right to cast a number of votes based on the value of the Member’s “Investment Percentage” as of the relevant record date at any meeting of Members called by the Fund’s Board or investors holding at least a majority of the total number of votes eligible to be cast by all Members. “Investment Percentage” is a percentage established for each Member on the Fund’s books as of the first day of each month. The Investment Percentage of a Member represents the Member’s pro rata interest in the relevant Fund and is determined by dividing the balance of the Member’s capital account as of the first day of the month by the sum of the capital accounts of all of the Members as of the first day of the month. Members of a Fund will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including the election of the Board, the approval of the Fund’s Advisory Agreement and the approval of the Fund’s independent public accountants, in each case to the extent that voting by shareholders is required by the Investment Company Act. Except for the exercise of their voting rights, Members of a Fund will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Voting Rights [Text Block]
Voting
Each Member of a Fund will have the right to cast a number of votes based on the value of the Member’s “Investment Percentage” as of the relevant record date at any meeting of Members called by the Fund’s Board or investors holding at least a majority of the total number of votes eligible to be cast by all Members. “Investment Percentage” is a percentage established for each Member on the Fund’s books as of the first day of each month. The Investment Percentage of a Member represents the Member’s pro rata interest in the relevant Fund and is determined by dividing the balance of the Member’s capital account as of the first day of the month by the sum of the capital accounts of all of the Members as of the first day of the month. Members of a Fund will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including the election of the Board, the approval of the Fund’s Advisory Agreement and the approval of the Fund’s independent public accountants, in each case to the extent that voting by shareholders is required by the Investment Company Act. Except for the exercise of their voting rights, Members of a Fund will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Economic and Market Conditions
The success of each Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by Portfolio Funds and Portfolio Accounts. Unexpected volatility or illiquidity, such as the general market conditions that have occurred at times over the last several years, could impair a Fund’s profitability or result in losses.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Highly Volatile Markets
Volatility in financial markets can affect the price and liquidity of securities held by hedge funds and can negatively impact the value of such holdings, particularly if a hedge fund becomes a forced seller at such times. In particular, the prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures, swaps and other derivative contracts in which a Portfolio Fund’s or Portfolio Account’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments and other organizations from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges, of any counterparty to a Portfolio Fund’s or Portfolio Account’s transactions or of any service provider to a Portfolio Fund or Portfolio Account (such as a Portfolio Fund’s “prime broker” or “clearing broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.
Portfolio Funds and Portfolio Accounts are subject to the risk that trading activity in securities in which the Portfolio Funds or Portfolio Accounts invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer, market participant or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for a Portfolio Fund or Portfolio Account to properly value any of its assets represented by such securities. In particular, the credit markets have been experiencing extreme volatility and disruption from time to time over the last several years. Instability in the fixed income markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. As a result of these volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for
16 loans they make, securities they purchase and securities they issue. These developments may also make it more difficult to accurately value debt securities. For additional valuation risks to which Investment Funds may be subject, see “Risk Factors — Special Risks of Multi-Manager Structure — Portfolio Funds Valuation.”
In addition, the increased volatility and instability in the fixed income markets could adversely affect the ability of a Fund or Portfolio Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. See “Risk Factors — Special Investment Instruments and Techniques — Leverage; Margin.”

Banking System Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking System Volatility
The Funds, Portfolio Funds and Portfolio Accounts may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Recent volatility in the banking system may impact the viability of such banking and financial services institutions. On Friday March 10, 2023, the U.S. Federal Deposit Insurance Corporation (the “FDIC”) was appointed receiver for Silicon Valley Bank (“SVB”) and created the Deposit Insurance National Bank of Santa Clara to protect SVB’s insured depositors. Similarly, on Sunday March 12, 2023, the FDIC was appointed receiver for Signature Bank and created Signature Bridge Bank, N.A. to protect depositors of Signature Bank. On Sunday March 12, 2023, the U.S. Department of Treasury (the “Treasury”), the FDIC and the Board of Governors of the Federal Reserve System (“Federal Reserve”) jointly announced that, upon recommendation from the board of the FDIC and the Federal Reserve, and in consultation with the President of the United States, Treasury Secretary Yellen approved actions enabling the FDIC to complete its resolution of SVB and Signature Bank in order to protect all of those banks’ depositors. To that end, on Monday March 13, 2023, the FDIC announced that it had created Silicon Valley Bridge Bank, N.A. (“SVB Bridge Bank”) and transferred all deposits (regardless of dollar amount) and substantially all of the assets of SVB to SVB Bridge Bank. Depositors and borrowers of SVB automatically became customers of SVB Bridge Bank. According to the FDIC, SVB Bridge Bank is a full-service “bridge bank” that will be operated by the FDIC in an action to protect all depositors of SVB as the FDIC markets the institution to potential bidders, and all depositors of SVB will be made whole. The FDIC recently took similar steps with respect to Signature Bank. On March 19, 2023, at the urging of Swiss authorities, UBS Group announced plans to acquire Credit Suisse Group. Subject to regulatory approval, UBS Group would absorb Credit Suisse Group and succeed to all assets and all liabilities of Credit Suisse Group.
In the event of failure of any of the financial institutions where a Fund, Portfolio Fund and Portfolio Account maintains its respective cash and cash equivalents, there can be no assurance that such Fund, Portfolio Fund and Portfolio Account would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Funds, Portfolio Funds and Portfolio Accounts. The closing of SVB and Signature Bank, the acquisition of Credit Suisse Group by UBS Group at the behest of Swiss regulators, and any additional closures or resolution measures that may occur within the banking system, domestically and internationally, as well as the placement into receivership by the FDIC or other regulators, including foreign regulators, or bankruptcy, of any banks or other financial institutions, or a crisis of confidence in the industry by investors and consumers generally, in each case, will negatively impact the availability of certain financial services to their respective clients, which could include the Funds, Portfolio Funds and Portfolio Accounts or such financial service providers and may require such clients to establish new bank relationships. Such events may significantly increase the Funds’, Portfolio Funds’ and Portfolio Accounts’ costs, negatively impact their ability to execute on pending transactions, including with respect to the ability to draw down amounts under credit facilities, and divert the Investment Manager’s and Portfolio Managers’ time, attention and resources away from the pursuit of a Fund’s, Portfolio Fund’s or Portfolio Account’s investment strategy. Furthermore, such events may also increase counterparty risk, including raising the likelihood of defaults or bankruptcies by counterparties that rely on such bank relationships. Furthermore, governmental actions taken to protect depositors in a failing institution may result in the impairment (or elimination) of the value of classes of securities issued by such institution, including both stocks and bonds, which may be held by a Fund, Portfolio Fund or Portfolio Account. Depending on ongoing developments, regulatory guidance and timing, such events may significantly exacerbate the normal risks associated with the Funds and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iii) demand for investments; (iv) availability of credit in certain markets; and (v) laws, regulations and governmental policies. In addition, such events may lead to financial system and participant regulatory reform, and such increased regulatory oversight may impose additional administrative burden and costs on the Funds, Portfolio Funds and Portfolio Accounts. The foregoing could materially adversely impact the operations of the Funds, Portfolio Funds and Portfolio Accounts and their financing and overall cash flow, acquisition, development and leverage strategies and investment returns. It is currently unclear what the ultimate effect of the situation will be on the banking sector, private equity industry, real estate market and global financial markets as a whole.

General Risks Of Securities Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Securities Activities
All securities investing and trading activities involve the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that a Fund’s investment activities will be successful or that Members will not suffer losses. The following discussion sets forth some of the more significant specific risks associated with the Portfolio Managers’ styles of investing:

Illiquid Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Portfolio Investments
Portfolio Funds and Portfolio Accounts may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and a Portfolio Fund or Portfolio Account may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. In addition, certain securities in which a Portfolio Fund or Portfolio Account invests may experience unexpected periods of illiquidity in typically liquid markets for such securities, thus exposing the Portfolio Fund or Portfolio Account to the foregoing risks even if a liquid market previously existed for such securities. See “— Highly Volatile Markets.”

Side Pockets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Side Pockets
Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-accounts within the Portfolio Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Portfolio Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should a Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, a Fund will not receive the investment proceeds attributable to the side pocket until the side pocket is liquidated or deemed liquid by the Portfolio Fund, which will restrict the Fund’s ability to withdraw its assets from the Portfolio Fund and limit the Fund’s ability to repurchase its Interests. In addition, if a Portfolio Fund establishes a side pocket prior to a Fund’s investing in the Portfolio Fund, the Fund may not be exposed to the performance of the Portfolio Fund’s assets held in the side pocket.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities
Portfolio Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Portfolio Managers also may invest in depository receipts relating to non-U.S. securities. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Special Purpose Acquisition Companies (“SPACs”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Purpose Acquisition Companies (“SPACs”)
Hedge funds may invest in SPACs, which are newly incorporated companies with no operating results. Because SPACs lack operating histories, a Portfolio Manager that invests in SPACs will have no basis upon which to evaluate the SPAC’s ability to achieve its business objective of completing a business combination. At the time of a SPAC’s initial public offering, the SPAC often will have no plan, arrangement or understanding with any prospective target business concerning a business combination and may be unable to complete a business combination. Because SPACs have broad discretion to select potential business combinations (subject to industry, geographic or other limitations, if any), it is not possible for the Portfolio Managers to ascertain all of the merits or risks of hedge funds investing in a particular SPAC. If a SPAC fails to complete its initial business combination or the target does not meet some or all of the intended criteria and guidelines, such combination may never generate any operating revenues or may not be successful. Moreover, the equity ownership in a SPAC may expire worthless or be worth significantly less than anticipated, which could also adversely impact the investment in the SPAC by a Portfolio Fund.

Fixed Income Securities Non Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities; Non-Investment Grade Securities
The value of fixed-income securities in which Portfolio Funds and Portfolio Accounts invest will change in response to fluctuations in interest rates. Generally, fixed income securities decrease in value as interest rates rise and vice versa. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Valuations of other fixed-income instruments may fluctuate in response to changes in the economic environment that may affect future cash flows. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).
Portfolio Funds and Portfolio Accounts may invest in fixed income securities rated investment grade or non-investment grade and may invest in unrated fixed income securities. Non-investment grade debt securities are commonly referred to as “junk” or “high yield” securities, and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, because the market for lower grade debt securities may be thinner and less active than for higher grade debt securities, there may be limited liquidity in the resale market for lower grade debt securities.

Mortgage Backed And Other Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Backed and Other Asset Backed Securities
Portfolio Funds or Portfolio Accounts may invest in mortgage backed and other asset backed securities, which are subject to prepayment, credit and interest rate risks. Interest and principal payments on mortgage backed securities are made more frequently than payments on traditional debt securities, and principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. This can have an adverse effect on the Portfolio Funds or Portfolio Accounts.
Mortgage backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage backed securities have been subject to greater liquidity risk. These conditions may occur again. In the past, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage backed securities. In addition, mortgage backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations. The risk of defaults associated with mortgage backed securities is generally higher in the case of mortgage backed investments that include sub-prime mortgages.
Similar to mortgage backed securities, other types of asset backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage backed securities. The risk of investing in asset backed securities has increased because performance of the various sectors in which the assets underlying asset backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.
Payment of interest on asset backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset backed securities depends on many factors, including the quality of the underlying assets, the level of credit support, if any, and the credit quality of any credit support provider. The obligations of issuers (and the obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset backed security insurers have defaulted on their obligations.
The market value of an asset backed security may be affected by the factors described above and other factors. The market value of asset backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. In addition, certain types of asset backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law.

CLO Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Investments
Portfolio Funds or Portfolio Accounts may invest in collateralized loan obligation (“CLO”) securities. CLOs are generally backed by a pool of assets (typically senior secured loans and other credit-related assets) that serve as collateral. The investors in a CLO ultimately bear the credit risk of the underlying collateral. Most CLOs issue securities in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the Portfolio Fund’s investments in CLO equity and subordinated debt tranches may be subordinate in right of payment to other more senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the pricing of the pool of assets in a CLO depends on many structural characteristics and sometimes the pricing of a CLO may not fully reflect the value of the underlying assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

United States Tariff And Import Export Regulations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
United States tariff and import/export regulations.
There have been actions and policy directives from the U.S. government that are currently regarding potential significant changes to U.S. trade policies, treaties and tariffs. These changes could create significant uncertainty about the future relationship between the United States and other countries with respect to such trade policies, treaties and tariffs. Any tariffs imposed on products imported into the United States and other changes in U.S. trade policy may result in, and may continue to trigger, retaliatory actions by affected countries impacting U.S. exports and other trade matters. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, including significantly reducing global trade and, in particular, trade between the impacted nations and the United States which could depress economic activity, result in inflation or both, among other consequences. Any of these factors could have a material adverse effect on a Fund, its Portfolio Funds and Portfolio Accounts. These and future tariffs, as well as any other global trade or supply chain developments, bring with them uncertainty. The Investment Manager cannot predict future changes to tariffs and trade policies.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Interest rate increases generally will increase the interest carrying costs to a Fund, its Portfolio Funds and Portfolio Accounts of borrowed money and leveraged investments. Recently, there have been inflationary price movements, which have caused markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with fluctuating interest rates may be particularly acute in the current market environment.

Non US Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Investments
It is expected that Portfolio Funds and Portfolio Accounts will invest in securities of non-U.S. companies and countries, including emerging market countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Manager’s investment opportunities.
In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to U.S. standards and, consequently, less information is available to investors in companies located in such countries than is available to investors in companies located in the United States. Moreover, an issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rate may adversely affect the U.S. dollar value of securities denominated in foreign currencies or traded in non-U.S. markets. Portfolio Managers may, but are generally not required to hedge against such risk, and there is no assurance that any attempted hedge will be successful.
In addition, risks of investing in securities of emerging markets issuers include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of the securities in those markets. The considerations noted in the above two paragraphs are generally intensified for investments in emerging market countries.

European Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
European Economic Risk
European financial markets have experienced volatility in recent years and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro. To the extent that the Portfolio Funds and Portfolio Accounts invest in euro-dominated (or other European currency-denominated) securities, they may be subject to the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (“EU”) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro. In addition, if one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
On January 31, 2020, the United Kingdom (“UK”) withdrew from the EU (referred to as “Brexit”), creating economic and political uncertainty. The UK and EU reached a preliminary trade agreement regarding the terms of their future trading relationship relating principally to the trading of goods, which became effective on January 1, 2021. However, this agreement does not necessarily create a permanent set of rules but is a basis for an evolving relationship between the EU and the UK, with scope for increasing divergence or closer cooperation which may vary between different areas. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. Given the size and importance of the UK’s economy, the UK’s departure from the EU and connected developments in its legal, political and economic relationship with Europe and other countries globally may continue to be a source of instability, create significant currency fluctuations, and/or otherwise adversely affect international markets, arrangements for trading or other cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future.
It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro would likely have an extremely destabilizing effect on all Eurozone countries and their economies and negatively affect the global economy as a whole, which may have substantial and adverse effects on one or more Portfolio Funds or Portfolio Accounts and thus the Funds. In addition, under these circumstances, it may be difficult for a Portfolio Fund or Portfolio Account to value investments denominated in euros or in a replacement currency.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as localized wars (e.g., the Russia/Ukraine and Israel/Hamas conflicts), instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, the events in the banking sector described above, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries (e.g., United States and China trade relations), new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.
On February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. The United States, the United Kingdom, several other nations, and the European Union have imposed a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russia-backed separatist regions in Ukraine, Belarus, and certain banks, companies, government officials, and other individuals in Russia and Belarus. This, in turn, has led to a wide range of retaliatory measures by Russia and associated actors, some of which have had significant adverse effects on important international energy and other commodity markets. Ongoing global conflict involving or affecting multiple countries globally have had, and are likely to continue to have, a negative impact on the economy and business activity globally, and therefore could adversely affect the business and operations of one or more Portfolio Funds or Portfolio Accounts and thus the Funds. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the performance and liquidity of a Fund’s Portfolio Funds and Portfolio Accounts and their investments and therefore the financial performance and liquidity of a Fund.
The Israel-Hamas war in the Middle East, which began on October 7, 2023, has created, and may continue to create, uncertainty and instability for market participants, and could adversely affect the Funds, Portfolio Funds and Portfolio Accounts. Such geopolitical risks may have a material adverse impact on macroeconomic factors and materially and adversely affect global trade, currency exchange rates, inflation, supply chains, regional economies and the global economy which may in turn impair the business and operations of one or more Portfolio Funds or Portfolio Accounts and thus the Funds. In addition, to the extent that a Fund, Portfolio Fund or Portfolio Account has exposure to investments in the Middle East or adjoining geographic regions, the value of such investments may be adversely affected.
Investments by the Portfolio Managers on behalf of the Funds are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of a Fund’s Portfolio Funds and Portfolio Accounts. These factors may affect the level and volatility of securities prices and the liquidity and value of investments.

Terrorist Action Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist Action
There is a risk of terrorist attacks on the United States and elsewhere causing significant loss of life and property damage and disruptions in the global market. Economic and diplomatic sanctions may be in place or imposed on certain states and military action may be commenced. The impact of such events is unclear, but could have a material effect on general economic conditions and market liquidity, which could materially and adversely impair an investment.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments
To the extent that the Portfolio Funds and Portfolio Accounts invest in real estate securities or own real estate directly, they may be subject to certain risks, including, but not limited to, the burdens of ownership of real property, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws, changes in real property tax rates, changes in interest rates and the availability of debt financing, changes in operating costs, negative developments in the local, national or global economy, risks due to dependence on cash flow, environmental liabilities, uninsured casualties, acts of God, acts of war (declared or undeclared), hostilities, terrorist acts, strikes and other factors which are beyond the control of the Investment Manager.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements
If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities subject to such agreement, the relevant Fund, Portfolio Fund or Portfolio Account would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the relevant Fund, Portfolio Fund or Portfolio Account might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks. Each Fund has adopted specific policies designed to minimize certain of the risks of loss from its use of repurchase agreements.

Global Health Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Health Risks
Outbreaks of disease, epidemics and public health issues, such as the outbreak of the novel coronavirus disease 2019 (“COVID-19”) globally, continue to adversely impact global commercial activity and has contributed to significant volatility in financial markets. COVID-19 has negatively affected (and may continue to negatively affect or materially impact) the global economy, global equity and fixed income markets and supply chains (including as a result of quarantines and other government-directed or mandated measures or actions to stop the spread of outbreaks). Due to the evolving and highly uncertain nature of current or future pandemics, it is not possible to estimate their impact precisely, and it may continue to impact the performance and liquidity of a Fund’s Portfolio Funds and Portfolio Accounts and their investments and therefore the financial performance and liquidity of a Fund. The United States federal government and the Federal Reserve, as well as certain foreign governments and central banks, may take extraordinary actions to support local and global economies and the financial markets. Government actions to mitigate the economic impact of pandemics, such as the COVID-19 pandemic, have resulted or may in the future result in a large expansion of government deficits and debt, the long-term consequences of which are not known. A recurrence of an outbreak of any kind of epidemic, communicable disease, virus or major public health issue could cause a slowdown in the levels of economic activity generally (or push the world or local economies into recession), which would be reasonably likely to adversely affect the business, financial condition and operations of a Fund and its Portfolio Funds and Portfolio Accounts. Should these or other major public health issues, including pandemics, arise or spread farther (or continue to worsen), a Fund and its Portfolio Funds and Portfolio Accounts could be adversely affected by travel restrictions (such as mandatory quarantines and social distancing), additional limitations on business activities and governmental actions limiting the movement of people and goods between regions and other activities or operations. Moreover, changes in interest rates, reduced liquidity or a slowdown in the United States or deterioration of global economic conditions may also adversely affect the financial performance of a Fund and its Portfolio Funds and Portfolio Accounts. Further, extreme market volatility may leave a Fund and/or the Portfolio Funds and Portfolio Accounts unable to react to market events in a prudent manner consistent with historical practices in dealing with more orderly markets.

Special Investment Instruments And Techniques Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Investment Instruments and Techniques
The Portfolio Managers may utilize a variety of special investment instruments and techniques to hedge the portfolios of the Portfolio Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund’s or Portfolio Account’s investment objective. These strategies may be executed through derivative transactions. Certain of the special investment instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives
Derivatives are financial instruments the value or return of which is based on the performance of an underlying asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Special risks may apply to instruments that are invested in by Portfolio Funds or Portfolio Accounts in the future that cannot be determined at this time or until such instruments are developed or invested in by Portfolio Funds or Portfolio Accounts. Certain swaps, futures, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, limitations on deliverable supplies, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, government regulation and intervention, and operations risk.
The use of a derivative instrument requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Portfolio Fund or Portfolio Account and the ability to forecast price, interest rate or currency rate movements correctly.
In addition, derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets a Portfolio Fund or Portfolio Account may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which a Portfolio Fund or Portfolio Account may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting a Portfolio Fund or Portfolio Account to the potential of greater losses.
The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends on the price and other characteristics of the securities, assets, indices or currencies underlying them.

Call And Put Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call and Put Options
There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option plus the premium received. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option less the premium received. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing the entire premium invested in the put option.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Transactions
The Portfolio Managers may utilize a variety of financial instruments, such as options, interest rate swaps, caps and floors, futures, forward contracts and other derivatives for investment purposes and to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Portfolio Managers to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s or Portfolio Account’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. While a Portfolio Manager may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, or the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular, or the risks posed by the occurrence of certain other events, unanticipated changes in currency or interest rates or increases or smaller than expected decreases in the equity markets or sectors being hedged or the nonoccurrence of other events being hedged against may result in a poorer overall performance for a Fund than if the Portfolio Manager had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Portfolio Managers may not seek to or may not properly establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio Managers from achieving the intended hedge or expose a Fund to additional risk of loss.

Operational Risk And Trade Errors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk and Trade Errors
Certain of the Portfolio Funds’ or Portfolio Accounts’ operations depend on systems operated by third parties, including their prime brokers, market counterparties, sub-custodians and other third parties. These systems are used in a wide variety of circumstances and there can be no assurance that the Portfolio Managers will be in a position to verify all of the risks associated with, or the reliability of, such systems. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by viruses and power failures.
The Portfolio Funds and Portfolio Accounts may also use customized algorithmic trading strategies, which employ computer-programmed algorithms to execute trades based on a set of pre-determined rules and objectives. The Portfolio Manager may select a particular algorithm for use by a Portfolio Fund or Portfolio Account based on factors such as the desired speed at which transactions are to be executed. Within any selected parameters, an algorithm can decide certain aspects of an order, such as price, timing, speed of execution and venue. Errors of design or implementation may cause a Portfolio Fund or Portfolio Account to pursue aberrant behavior and trade in ways contrary to the intention of the Portfolio Manager. Although the Portfolio Manager has taken steps to ensure that the algorithms it uses (directly or indirectly through brokers) will work as intended, there can be no assurance that they will in all cases. Any breakdown in algorithmic trading could cause substantial losses to the Portfolio Fund or Portfolio Account.
The Portfolio Funds and Portfolio Accounts also depend on the Portfolio Manager to develop the appropriate systems and procedures to control operational risk arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Portfolio Funds’ or Portfolio Accounts’ operations. The Portfolio Managers’ process for placing orders and executing trades is subject to the risk of error. For example, human errors may include, without limitation, keystroke errors that occur when entering trades into an electronic trading system, failures of oral communication between the investment staff and trading staff, or typographical or drafting errors related to derivatives contracts or similar agreements. The cost of trade errors may be significant. Such operational risks may cause a Portfolio Fund or Portfolio Account to suffer financial loss, the disruption of business, liability to clients or third parties, regulatory intervention or reputational damage. The ability of a Portfolio Fund’s or Portfolio Account’s systems to accommodate an increasing volume of transactions could also constrain the Portfolio Fund’s or Portfolio Account’s ability to properly manage the portfolio.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk
Many of the markets in which the Portfolio Funds or Portfolio Accounts effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are “exchange-based” market participants. To the extent a Portfolio Fund or Portfolio Account invests in over-the-counter swaps and other derivative or synthetic over-the-counter instruments that are not cleared through a central counterparty, it is assuming a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange and/or cleared through a central counterparty, which generally are backed by clearing organization guarantees, daily mark-to-market margining and settlement and benefit from segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes a Portfolio Fund or Portfolio Account to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Fund or Portfolio Account to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where there is a greater risk that a specific event may prevent or delay settlement, or where a Portfolio Fund or Portfolio Account has concentrated its transactions with a single or small group of counterparties. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the- counter derivatives since a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy their obligations to Portfolio Funds and Portfolio Accounts. Portfolio Funds and Portfolio Accounts may not be restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds and Portfolio Accounts to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market or clearing organization to facilitate settlement may increase the potential for losses by a Portfolio Fund or Portfolio Account. In addition, Portfolio Funds and Portfolio Accounts are subject to the risk that a counterparty may be unable to settle a transaction due to such counterparty’s insolvency, inability to access sufficient credit, or other business factors. The potential for counterparty credit risk is also complicated by legal and regulatory changes. See “Risk Factors — General Risks — Legal and Regulatory Risks.”

Leverage Margin Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage; Margin
Each Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money. The Funds, Portfolio Funds and Portfolio Accounts may directly or indirectly borrow funds from brokerage firms and banks. Each Fund may enter into a credit facility to address timing issues in connection with the acquisition of investments (i.e., to provide such Fund with temporary liquidity to acquire investments in Portfolio Funds in advance of the Fund’s receipt of subscription proceeds). Borrowing for investment purposes is known as “leverage.” Portfolio Funds and Portfolio Accounts may also “leverage” by using options, swaps, forwards and other derivative instruments. Leverage has the effect of potentially increasing losses. Any event that adversely affects the value of an investment, either directly or indirectly, by a Portfolio Fund or Portfolio Account could be magnified to the extent that leverage is employed. The use of leverage in this way will magnify the volatility of changes in the value of an investment made by a Portfolio Fund or Portfolio Account, especially in times of a “credit crunch” or during general market turmoil. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. In addition, to the extent that a Fund, Portfolio Manager or Portfolio Fund borrows funds, the rates at which they can borrow may affect the operating results of the Fund. In addition, a lender may terminate or refuse to renew any credit facility into which a Fund, a Portfolio Fund or Portfolio Account has entered. If a Fund, a Portfolio Fund or Portfolio Account is unable to access additional credit, it may be forced to redeem investments at inopportune times, which may further depress the returns of a Fund.

In general, the anticipated use of short-term margin borrowings by Portfolio Funds and Portfolio Accounts results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the Portfolio Funds or Portfolio Accounts have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Portfolio Funds or Portfolio Accounts could be subject to a “margin call,” pursuant to which they must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of a Portfolio Fund or Portfolio Account, it might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses. In the most recent market turmoil (particularly since late 2008), numerous hedge funds faced margin calls and were required to sell large portions of their investments in rapid fashion to meet these calls. In addition, the most recent market turmoil and weakened position of many financial services companies have forced many such companies to reduce or terminate the credit they have extended to hedge funds, which has in turn forced many hedge funds to deleverage in similar fashion. A substantial number of hedge funds have been forced to liquidate as a result. If a Portfolio Fund or Portfolio Account is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot meet its margin calls or otherwise cover its outstanding indebtedness. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice. Furthermore, exchange-traded derivatives and over-the-counter derivative transactions submitted for clearing through a central counterparty will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC or U.S. Commodity Futures Trading Commission (“CFTC”) mandated margin requirements. These regulators and the U.S. prudential bank regulators also have adopted margin requirements for non-cleared over-the-counter derivatives. These margin requirements will increase the overall costs for the relevant Portfolio Funds.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one-third of the value of its total assets (including the indebtedness).
Each Fund’s and Portfolio Account’s borrowings will at all times be subject to the Asset Coverage Requirement. However, the Asset Coverage Requirement does not apply to Portfolio Funds. Accordingly, each Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds and the volatility of the value of Interests may be substantial. In addition, trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by a Portfolio Fund and could cause a Portfolio Fund’s net asset value to be subject to wider fluctuations than would be the case if the Portfolio Fund did not use the leverage feature in derivative instruments.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Selling
The Portfolio Managers may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of theoretically unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Some market participants seek to exploit short-sellers by identifying and buying large quantities of securities that are significantly shorted in an attempt to benefit from the price increase that the participants expect when the short sellers buy the securities to cover the short sales. If these so-called “short squeezes” are executed successfully, as described above, a Portfolio Manager may be forced to cover their short position at a disadvantageous time regardless of the Portfolio Manager’s view of the true value of the securities, thereby causing significant losses. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice. In addition, short selling may be limited by future legal and regulatory changes. The SEC and other regulatory authorities have imposed temporary restrictions or bans on short selling in the past in response to significant market turmoil, and similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially if market turmoil reoccurs. Such restrictions may adversely affect the returns of Portfolio Funds and Portfolio Accounts that utilize short selling. The SEC has subsequently adopted amendments to Regulation SHO under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (a “short sale-related circuit breaker”). Furthermore, the SEC has recently proposed new rules that, if adopted, would require certain market participants to collect and submit short sale-related data to the SEC on a monthly basis.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities
Certain of the companies in whose securities the Portfolio Funds or Portfolio Accounts may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.
These characteristics of these companies can cause their securities to be particularly risky. The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. A Portfolio Fund’s or Portfolio Account’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which a Portfolio Fund or Portfolio Account may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Portfolio Funds or Portfolio Accounts experiencing greater risks than they would if investing in more highly rated instruments. The Aetos Distressed Investment Strategies Fund primarily invests in Portfolio Funds which invest in distressed securities, and thus is especially subject to these risks.
A bankruptcy filing may have adverse and permanent effects on a company in whose securities the Portfolio Funds or Portfolio Accounts may invest. Further, if the proceeding is converted to a liquidation action, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of a Portfolio Fund or Portfolio Account (in its role as a creditor). Certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that a Portfolio Fund or Portfolio Account’s influence with respect to a class of securities can be lost by virtue of the size of its claim relative to the claims of the entire class.
Certain debt instruments invested in by the Portfolio Funds or Portfolio Accounts could be subject to U.S. federal, state or applicable non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Portfolio Fund or Portfolio Account to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Portfolio Funds or Portfolio Accounts may not receive any payment on the securities. If any of the Portfolio Funds or Portfolio Accounts or any Portfolio Manager is found to have interfered with the affairs of a company in which the Portfolio Fund or Portfolio Account holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Portfolio Fund or Portfolio Account may be held liable for damages to injured parties or a bankruptcy court. While the Portfolio Funds or Portfolio Accounts will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Portfolio Funds or Portfolio Accounts will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity. Where any Portfolio Fund or Portfolio Account or any Portfolio Manager has representatives on the boards of a portfolio company, such involvement may also prevent the Portfolio Fund or Portfolio Account from freely disposing of its debt investments and may subject the Portfolio Fund or Portfolio Account to additional liability or result in re-characterization of its debt investments as equity.
Insofar as a Portfolio Fund’s or Portfolio Account’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely impact the Portfolio Fund’s or Portfolio Account’s securities and, consequently, the relevant Fund may also be adversely impacted.

ESG Investment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Investment Strategy Risk
An environmental, social governance (“ESG”) investment strategy limits the types and number of investment opportunities available for investment, including causing an ESG-focused portfolio to forego certain potentially profitable investment opportunities entirely, and, as a result, portfolios incorporating an ESG investment strategy will perform differently from, and may underperform, other portfolios that do not have an ESG focus, and the broad markets generally. There may be fewer investment opportunities available for an ESG-focused portfolio to invest in and there can be no assurance that ample investment opportunities will be located and/or completed to satisfy a client’s investment objective and criteria. Despite the due diligence performed by the Investment Manager, the investments ultimately made by managers selected for ESG-focused portfolios may not ultimately exhibit entirely positive or favorable ESG characteristics and the Investment Manager cannot guarantee that it will uncover all ESG risks in respect of the investment opportunities it considers. At any given time, there is a risk that unforeseen events may compromise the ESG profiles of investments in these portfolios.
Additionally, the Investment Manager’s interpretation and application of its ESG standards is highly subjective and may evolve over time. An ESG-focused portfolio will be constructed based on the Investment Manager’s assessment of ESG practices in accordance with its ESG policy, which may not be consistent with the views of any particular investor. The criteria by which ESG practices are assessed are evolving, which could result in greater expectations of the Investment Manager and cause the Funds to undertake costly initiatives to satisfy such new criteria. Some investors may use ESG factors to guide their investment strategies and, in some cases, may choose not to invest with us if they believe our ESG policies and disclosures are inadequate.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
Certain Portfolio Funds in which the Funds invest may be recently or newly formed entities that have limited or no operating histories. In such cases, the Investment Manager will have evaluated the past investment performance of Portfolio Managers or their personnel. However, this past investment performance may not be indicative of the future results of an investment in a Portfolio Fund managed by a Portfolio Manager.

Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risks
Legal and regulatory changes could occur during the term of each Fund, which may materially adversely affect such Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change over the past decade and such change may continue. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), signed into law in July 2010, contained significant changes to the existing regulatory structure in the United States and was intended to establish rigorous oversight standards to protect the U.S. economy and American consumers, investors and businesses. The Dodd-Frank Act requires most over-the-counter swaps to be executed on a regulated exchange or execution facility and cleared through a central counterparty, which may result in increased margin requirements and costs for the Portfolio Funds and Portfolio Accounts. The CFTC has also adopted rules requiring collection of margin in respect of uncleared swaps. In addition, the Dodd-Frank Act requires additional regulation of hedge fund managers, including requirements for such managers to register as investment advisers under the Investment Advisers Act and to disclose various information to regulators about the positions, counterparties and other exposures of the hedge funds managed by such managers. In addition to the regulatory requirements imposed by the Dodd-Frank Act, on August 16, 2012, the European Market Infrastructure Regulation (EU No. 648/2012) (“EMIR”) came into effect. EMIR introduces certain requirements with respect to derivative contracts which apply primarily to financial counterparties such as EU authorized investment firms, credit institutions, insurance companies, undertakings for collective investment in transferable securities and alternative investment funds managed by EU authorized alternative investment fund managers, and non-financial counterparties (“NFCs”) which are entities established in the EU that are not financial counterparties. Broadly, EMIR’s requirements are (i) mandatory clearing of OTC derivative contracts declared subject to the clearing obligation through a duly authorized central counterparty; (ii) risk mitigation techniques with respect to uncleared OTC derivative contracts; and (iii) reporting and record-keeping requirements with respect to all derivative contracts. These additional requirements add costs to the legal, operations and compliance obligations of the Portfolio Managers and the Portfolio Funds and may increase the amount of time that Portfolio Managers spend on non-investment related activities.
Further, in the event that a Fund’s interest in any Portfolio Fund or Portfolio Account which invests in any derivative instruments regulated under the U.S. Commodity Exchange Act, as amended (the “CEA”), including futures, swaps and options, exceeds a certain threshold, the Fund may become subject to regulation under the CEA, and the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC. In the event the Investment Manager is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the relevant Fund, which may increase the Fund’s expenses.
As a result of the implementation of the Dodd-Frank Act, over-the-counter derivatives dealers are also subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These margin and regulatory requirements increase the overall costs for derivatives dealers. Dealers can be expected to try to pass those increased costs along, at least partially, to market participants such as a Portfolio Fund or Portfolio Account in the form of higher fees or less advantageous dealer marks.
Section 619 of the Dodd-Frank Act added a provision to federal banking law, commonly referred to as the “Volcker Rule,” to generally prohibit certain banking entities from engaging in proprietary trading or from acquiring or retaining an ownership interest in, or sponsoring or having certain relationships with, a hedge fund or private equity fund (each, a “Covered Fund”), subject to certain exemptions. On June 25, 2020, and effective October 1, 2020, the five regulatory agencies responsible for implementing the Volker Rule finalized rulemaking that tailored the compliance requirements and clarified and amended certain definitions, requirements and exclusionary and exemptive relief. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.
While many of the Dodd-Frank Act’s reforms have already been implemented, certain reforms are still pending. It is unknown in what form, when and in what order significant regulatory initiatives may be implemented or the impact any such implemented regulations will have on Portfolio Funds and/or Portfolio Managers and, in turn, the Funds, the markets or instruments in which Portfolio Funds invest or the counterparties with whom Portfolio Funds conduct business. The effect of any additional actions taken pursuant to the Dodd-Frank Act or other regulatory changes, while impossible to predict, could also be substantial and adverse.

The EU Markets in Financial Instruments Directive and related regulations and subsidiary legislation (“MiFID II”), which came into effect on January 3, 2018, has significantly impacted the European capital markets. MiFID II increases regulation of trading platforms and firms providing investment services in the European Union. Among its many market infrastructure reforms, MiFID II has brought in: (i) significant changes to pre-trade and post-trade transparency obligations applicable to financial instruments admitted to trading on EU trading venues (including a new transparency regime for non-equity financial instruments); (ii) an obligation to execute transactions in shares and derivatives on an EU regulated trading venue; and (iii) a new focus on regulation of algorithmic and high frequency trading. These reforms may lead to a reduction in liquidity in certain financial instruments, as some of the sources of liquidity exit European markets and may result in significant increases in transaction costs. Other regulatory changes, such as an increase in the scope of commodities and commodity derivatives regulation, including position limits and position management powers could similarly lead to liquidity reduction and/or an increase in costs and spreads in the European commodities markets. Although the full impact of these reforms remains difficult to assess, it is possible that the resulting changes in the available trading liquidity options and increases in transactional costs may have an adverse effect on the ability of the Portfolio Funds and Portfolio Accounts to execute their respective investment programs.

Failure Of Futures Commission Merchants And Clearing Organizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure of Futures Commission Merchants and Clearing Organizations.
Portfolio Funds and Portfolio Accounts may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulations. There is a risk that assets deposited by a Portfolio Fund or Portfolio Account with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio Fund’s clearing broker. In addition, the assets of a Portfolio Fund or Portfolio Account may not be fully protected in the event of the clearing broker’s bankruptcy, as the Portfolio Fund or Portfolio Account would be limited to recovering only a pro rata share of all available funds segregated on behalf of all the clearing broker’s customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default by the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, a Portfolio Fund or Portfolio Account may not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status
Each Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the percentage of a Fund’s assets that may be invested in the securities of any one issuer. Each Fund may invest up to 40% of its net assets in any one Portfolio Fund or any one Portfolio Manager. Also, there are no requirements that the investments of Portfolio Funds be diversified. The portfolio of a Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Incentive Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Allocation
Each Portfolio Manager generally will be entitled to receive performance-based allocations, generally expected to range from 10%-20% of net profits. Performance-based allocations may create an incentive for Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of such arrangements. In addition, because the performance-based allocations are generally calculated on a basis that includes realized and unrealized appreciation, these allocations may be greater than if they were based solely on realized gains. Although the gains on which the incentive fee or allocation is calculated may never be realized, the Portfolio Manager generally has no obligation to refund any performance fees that have been paid based on unrealized gains.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest
The Investment Manager and its affiliates, as well as many of the Portfolio Managers and their respective affiliates, provide investment advisory and other services to clients other than the Funds and Portfolio Funds. In addition, investment professionals associated with the Investment Manager or Portfolio Managers may carry on investment activities for other client accounts and their own accounts and the accounts of family members (collectively, “Other Accounts”). The Funds and Portfolio Funds have no interest in these activities. As a result of the foregoing, the Investment Manager and Portfolio Managers are engaged in substantial activities other than on behalf of the Funds and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between a Fund and Other Accounts.
The results of a Fund’s investment activities may differ significantly from the results achieved by the Investment Manager and its affiliates or a Portfolio Manager for their Other Accounts. It is possible that the Investment Manager or a Portfolio Manager will achieve investment results with respect to one or more Other Accounts that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which the Investment Manager or a Portfolio Manager achieve significant profits on its trading with respect to one or more Other Accounts. The opposite result is also possible.
The investment activities of the Investment Manager or a Portfolio Manager for Other Accounts may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by related foreign investors.
There may be circumstances under which the Investment Manager or a Portfolio Manager will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of a Fund’s or a Portfolio Fund’s assets they commit to such investment. There also may be circumstances under which the Investment Manager or a Portfolio Manager purchases or sells an investment for their Other Accounts and does not purchase or sell the same investment for a Fund or a Portfolio Fund, or purchases or sells an investment for a Fund and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Investment Manager, and generally also the policy of the Portfolio Managers, that investment decisions for the Funds, Portfolio Funds, Portfolio Accounts and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage, and investment transactions and opportunities be fairly allocated among their clients, including the Funds and Portfolio Funds.
The Investment Manager, Portfolio Managers and their respective affiliates may have interests in Other Accounts they manage which differ from their interests in a Fund and Portfolio Funds and may manage such accounts on terms that are more favorable to them than the terms on which they manage a Fund or Portfolio Funds. In addition, the Investment Manager and Portfolio Managers may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which a Fund and its Members are subject.
Further, the Funds may invest alongside Other Accounts in Co-Investments. It is expected that investment opportunities that are consistent with the investment strategies of the Funds and the Other
Accounts will be allocated among the Funds and the Other Accounts in such proportion as the Investment Manager may deem to be fair and equitable. However, due to restrictions under the Investment Company Act, unless the Funds obtain, or can rely upon, an exemptive order from the SEC, the Funds generally may be limited in their ability to invest alongside Other Accounts in certain Co-Investments.

Co Investments With Third Parties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Co-Investments with Third Parties
If a Fund makes any Co-Investments, it will generally do so with third parties, through joint ventures or other entities and will hold non-controlling interests in many, if not all, of the Co-Investments and therefore may have a limited ability to protect its position in or exit such investments. Such investments may include risks in connection with such third-party involvement, including the possibility that a third-party co-venturer may have financial difficulties, may have interests or goals that are inconsistent with those of the applicable Fund or may be in a position to take action in a manner contrary to the applicable Fund’s investment objective. It is possible that in connection with certain investments, a Fund will only be able to obtain rights relating to transfer (such as tag-along rights and registration rights), with no governance or additional rights.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
For taxable years beginning prior to January 1, 2026, a noncorporate Member generally will not be able to deduct such Member’s share of a Fund’s investment expenses (including the Management Fee, the fee paid to the Administrator and any fee payable to the managers of a Portfolio Fund) and may be subject to certain limitations on deductibility for regular federal income tax purposes. Such expenses also may be completely disallowed for purposes of determining whether the noncorporate Member’s alternative minimum tax liability will apply. See “Taxes.”

Distributions To Members And Payment Of Tax Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions to Members and Payment of Tax Liability
The Funds do not intend to make periodic distributions of their net income or gains, if any, to Members. Whether or not distributions are made, Members will be required each year to pay any applicable federal, state or local income taxes on their respective shares of the relevant Fund’s taxable income, and may have to pay applicable taxes from other sources. The amount and times of any distributions will be determined in the sole discretion of each Fund’s Board. See “Taxes.”

Possible Delays In Reports To Members And Schedule K 1 S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Delays in Reports to Members and Schedule K-1s
It is unlikely that the Funds will be able to provide final Schedules K-1 to Members for any given fiscal year until significantly after such Member’s filing deadline. Final Schedule K-1s will not be available until after completion of the annual audits of a Fund’s Portfolio Funds. Members will be required to obtain extensions of the filing date for their income tax returns at the federal, state and local level.

FATCA Withholding Tax Regime Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
FATCA Withholding Tax Regime
Under a regime commonly referred to as FATCA, U.S. withholding tax may be imposed on allocations of income to and distributions received by Members with respect to Interests and beginning two years after the date on which final regulations defining the term “foreign passthru payments” are published in the U.S. Federal Register, foreign passthru payments. Prospective Members should consult their own tax advisors about this regime. See “Tax Aspects — Certain Considerations for Non-U.S. Members” in the SAI.

Considerations For Erisa Plans And Other Tax Exempt Entities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Considerations for ERISA Plans and Other Tax-Exempt Entities
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, Individual Retirement Accounts and 401(k) and Keogh Plans, may purchase Interests. Because a Fund and the Portfolio Funds in which it invests may use leverage, a tax-exempt investor may incur income tax liability to the extent a Fund’s transactions are treated as giving rise to unrelated business taxable income. See “Taxes.” This investment is not designed for charitable remainder trusts and, therefore, such trusts may not purchase Interests unless federal income tax laws change.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risks
The Funds and their service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds or one of their third-party service providers to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Funds, the Investment Manager, financial intermediaries and other third-party service providers may adversely impact the Funds. For instance, cybersecurity breaches may interfere with the processing of investor transactions, impact the Funds’ ability to calculate their net asset value, cause the release of private investor information or confidential business information, impede investment activities, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cybersecurity risk management purposes. Furthermore, the SEC has proposed a new cybersecurity rule that would require registered investment advisers to adopt and implement formal cybersecurity policies, report significant cybersecurity incidents to the SEC, and provided enhanced disclosure of cybersecurity risks and incidents to investors. If adopted as proposed, the rule is expected to increase the time and resources that Funds, the Portfolio Funds and the Portfolio Managers will be required to devote to cybersecurity reporting and compliance matters.

Reliance On Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers
The performance of the Funds is dependent upon hedge fund counterparties and other businesses that are not controlled by the Investment Manager or the Portfolio Managers and that provide services to a Fund or the Portfolio Funds in which the Portfolio Managers invest. Examples of service providers include, but are not limited to, administrators, custodians, auditors, prime brokers and legal counsel. Errors are inherent in the business and operations of any service provider, and although the Investment Manager will seek to transact with Portfolio Managers whose counterparties and service providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct by service providers could have a material adverse effect on a Fund’s investments.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fraud
The Funds are subject to the risk that fraudulent actions on the part of a Portfolio Manager or other service providers or transaction counterparties may lead to significant losses. While no due diligence process is guaranteed to uncover fraud, the Investment Manager conducts a comprehensive operational due diligence process that is designed to uncover factors that may increase the risk of manager fraud. This process, overseen by the Investment Manager’s operational due diligence specialist team, includes a review of a Portfolio Manager’s business and operational infrastructure, including trade processing work flows, accounting and reconciliation procedures, portfolio valuation procedures (including third party oversight), cash controls, business continuity planning, compliance procedures, and overall segregation of duties. As part of this process, the Investment Manager conducts a manager background check through a third party investigative firm and reviews key third party provider relationships. The operational due diligence process is undertaken prior to the initiation of a Fund’s investment in an underlying Portfolio Fund as well as on a periodic basis for existing investments, and is summarized for each Portfolio Manager in a detailed report and summary scorecard.

Special Risks Of Multi Manager Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks of Multi-Manager Structure
Identifying the appropriate Portfolio Managers and suitable Portfolio Funds is difficult and involves a high degree of uncertainty. In addition, certain Portfolio Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of each Fund depends in a large part upon the ability of the Investment Manager and the Portfolio Managers to develop and successfully implement investment strategies that achieve each Fund’s investment objective.
Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Funds will not have the benefit of various protections afforded by the
Investment Company Act with respect to their investments in Portfolio Funds. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies’ assets. Portfolio Funds are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship.
Although the Investment Manager expects to receive detailed information from each Portfolio Manager regarding its investment performance and investment strategy on a regular basis, in most cases the Investment Manager may have limited access to the specific underlying holdings of the Portfolio Funds and little or no means of independently verifying the information that is provided by the Portfolio Managers. Portfolio Funds may pursue investment strategies or make individual investments that have not been fully disclosed to the Investment Manager and are different from those expected to be made at the time a Fund made its decision to invest in the Portfolio Funds. Such strategies and investments may be inconsistent with the investment objective and policies of the investing Fund and may involve unanticipated risks and exposure to unexpected securities or asset classes. Although the Investment Manager employs a due diligence process to review each Portfolio Manager, and it deems its due diligence process to be reasonable and appropriate based on the applicable facts and circumstances, there is no assurance that such efforts will detect these unanticipated risks.
The Investment Manager will not have any control over the investments made by Portfolio Managers. The Investment Manager may, however, reallocate a Fund’s investments among Portfolio Funds and Portfolio Accounts, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Portfolio Funds and Portfolio Accounts. These limitations may prevent a Fund from reacting rapidly to market changes should a Portfolio Manager fail to effect portfolio changes consistent with such market changes and the demands of the Investment Manager. Such withdrawal limitations may also restrict the Investment Manager’s ability to terminate investments in Portfolio Funds or Portfolio Accounts that are poorly performing or have otherwise had adverse changes. A Fund may also be subject to fees imposed on withdrawals from the Portfolio Funds and Portfolio Accounts, especially with respect to “early withdrawals” made before the expiration of a Portfolio Fund’s or Portfolio Account’s initial “lock-up” period.
By investing in the Portfolio Funds and Portfolio Accounts indirectly through a Fund, investors bear asset-based fees at the Fund level and both asset-based fees and performance-based allocations at the Portfolio Fund or Portfolio Account level. Similarly, Members bear a proportionate share of the other operating expenses of a Fund (including administrative expenses) and, indirectly, similar expenses of the Portfolio Funds and Portfolio Accounts. An investor who meets the conditions imposed by the Portfolio Managers, including investment minimums that may be considerably higher than the $1,000,000 minimum imposed by the Program, could avoid asset-based fees at the Fund level by investing directly with the Portfolio Managers.
Each Portfolio Manager will receive any performance-based allocation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of a Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this allocation from a Fund (and indirectly from Members) even if the Fund’s overall investment return is negative. Investment decisions of the Portfolio Managers are made independently of each other. As a result, at any particular time, one Portfolio Manager may be purchasing shares of an issuer for a Portfolio Fund or Portfolio Account whose shares are being sold by another Portfolio Manager for another Portfolio Fund or Portfolio Account. In any such situations, a Fund could indirectly incur certain transaction costs without accomplishing any net investment result.
Since each Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, a Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest, may have to borrow money to repurchase Interests, and may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. This may adversely affect a Fund’s investment return and/or increase a Fund’s expenses.
Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon a Fund’s withdrawal of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of such Fund.
A Fund may agree to indemnify certain of the Portfolio Funds and, subject to certain limitations imposed by the Investment Company Act, the Portfolio Managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

Portfolio Account Allocations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Account Allocations
A Fund may on occasion allocate its assets to a Portfolio Manager by retaining the Portfolio Manager to manage a Portfolio Account for the Fund, rather than invest in the Portfolio Manager’s Portfolio Fund. Portfolio Accounts can expose a Fund to theoretically unlimited liability, and it is possible, given the leverage at which certain of the Portfolio Managers will trade, that a Fund could lose more in a Portfolio Account that is managed by a particular Portfolio Manager than such Fund has allocated to such Portfolio Manager to invest. This risk may be avoided if a Fund, instead of retaining a Portfolio Manager to manage a separate account comprised of a designated portion of a Fund’s assets, creates a separate investment vehicle for which a Portfolio Manager will serve as general partner/manager and in which the Fund will be the sole limited partner/member. Use of this structure, however, involves various expenses, and there is no requirement that separate investment vehicles be created for Portfolio Accounts.

Portfolio Funds Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Funds Valuation
Neither the Investment Manager nor the Board will be able to confirm independently the accuracy of the valuations provided by a Portfolio Manager. Furthermore, these valuations will typically be estimates only, subject to revision based on each Portfolio Fund’s annual audit. Such revisions, whether increasing or decreasing the net asset value of a Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Interests repurchased and received all of their repurchase proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Managers or revisions to net asset value of a Portfolio Fund adversely affect a Fund’s net asset value, the outstanding Interests will be adversely affected by prior repurchases to the benefit of Members who had their Interests repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Interests and to the detriment of Members who previously had their Interests repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Interests. New Members may be affected in a similar way. Revisions to a Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund’s annual audit is completed.
Certain securities in which Portfolio Funds invest may not have readily ascertainable market prices, particularly those securities that trade in thin or volatile markets. Due to the lack of centralized information and trading, the valuation of these securities may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. The valuation of these securities typically requires more reliance on the judgment of an adviser or manager than that required for securities for which there is an active trading market.
These securities will nevertheless generally be valued in a manner determined by the Portfolio Managers, whose valuations will normally be respected with respect to a Fund, even though Portfolio Managers will generally face a conflict of interest in valuing such securities because the values given to the securities may affect the compensation of the Portfolio Managers. If other market participants value these securities differently than the Portfolio Managers, the applicable Fund may be subject to the risk that when these securities are sold in the market, the amount received by the Portfolio Fund is less than the value of such securities carried on the Portfolio Fund’s books.
Any such securities held by a Portfolio Account will be valued at their “fair value” as determined in good faith by the relevant Fund’s Board, which will consider all relevant information reasonably available at the time of valuation. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. See “Calculation of Net Asset Value.”

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non-Voting Stock; Inability to Vote
In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, each Fund intends to own less than 5% of the voting securities of each Portfolio Fund. This limitation on owning voting securities is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of a Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Funds and other clients of the Investment Manager. To limit its voting interest in certain Portfolio Funds, the Funds may enter into contractual arrangements under which the Funds irrevocably waive their rights (if any) to vote their interests in a Portfolio Fund. To the extent a Fund contractually foregoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Portfolio Fund, including matters that may be adverse to the Fund’s interests.

Dependence On Key Individuals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Individuals
The success of a Portfolio Fund depends upon the ability of its management to develop and implement investment strategies that achieve the Portfolio Fund’s investment objective. The performance of a Portfolio Fund is largely dependent on the talents and efforts of highly skilled individuals. A Portfolio Fund’s ability to effectively manage its respective portfolio depends on the ability of its management to attract new employees and to retain and motivate existing employees. If a Portfolio Fund loses the services of one or more of its key employees, the consequence to the Portfolio Fund could be material and adverse.

Limited Liquidity In Kind Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Liquidity; In-kind Distributions
With very limited exceptions, Interests are not transferable, and liquidity will be provided only through repurchase offers made from time to time by a Fund. An investment in a Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment.
Limitations on a Fund’s ability to withdraw its assets from Portfolio Funds will limit the Fund’s ability to repurchase its Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as semi-annually or annually. In addition, certain Portfolio Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions. Furthermore, should a Fund seek to liquidate its investment in a Portfolio Fund that maintains a side pocket, the Fund will not receive the investment proceeds attributable to the side pocket until the side pocket is liquidated or deemed liquid by the Portfolio Fund. Portfolio Funds may also assess fees for redemptions or other withdrawals. Because the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations will significantly limit a Fund’s ability to repurchase its Interests. To the extent that a Fund makes Co-Investments, it may have further constraints on its liquidity, because Co-Investments may take up to five years or longer to be realized and generally cannot be disposed of prior to realization. The limited liquidity of certain Portfolio Funds’ interests may adversely affect each Fund were it to have to sell or redeem such interests at an inopportune time. Each Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner.
Payment for repurchased Interests may require a Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise liquidate these holdings, potentially resulting in losses, and may increase a Fund’s portfolio turnover. The Investment Manager intends to take measures (subject to such policies as may be established by a Fund’s Board) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Interests.
If a Member tenders its Interest (or a portion of its Interest) in connection with a repurchase offer made by a Fund, that tender may not be rescinded by the Member after the date on which the repurchase offer terminates. However, the value of Interests that are tendered by Members generally will not be determined until a date approximately one month later and will be based on the value of a Fund’s assets as of such later date. A Member will thus continue to bear investment risk after an Interest is tendered for repurchase and until the date as of which the Interest is valued for purposes of repurchase. Each Fund expects to distribute cash to the holders of Interests that are repurchased. However, there can be no assurance that a Fund will have sufficient cash to pay for Interests that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Interests. Although the Funds do not generally intend to make distributions in-kind, under the foregoing circumstances, and in other circumstances where a Fund’s Board determines that making a cash payment would result in a material adverse effect on the Fund or on Members not tendering Interests for repurchase, Members may receive in-kind distributions of investments from the Fund’s portfolio in connection with the repurchase of Interests by the Fund. Any investments so distributed may not be readily marketable. To the extent securities distributed in-kind are readily marketable, Members will incur commissions and other transaction costs in disposing of the investments. For these various reasons, an investment in a Fund’s Interests is suitable only for sophisticated investors. See “Repurchases of Interests and Transfers.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Aetos Alternatives Management, LP
Entity Address, Address Line Two	875 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Michael Klein
Expenses on $1,000,000 investment assuming a 5% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 121,481
Expense Example, Years 1 to 3	338,367
Expense Example, Years 1 to 5	524,714
Expense Example, Years 1 to 10	$ 884,568

[1]	The Investment Manager may be paid a Program Fee for services rendered to Program investors, payable by Program investors based on the investor’s Program assets (including assets invested in the Funds). This table reflects the maximum Program Fee (which consists of an asset-based fee of 0.60% of an investor’s assets in the Funds and an incentive fee of 10% of aggregate Program net profits above the Hurdle Rate) that an investor may be charged. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors. The Program Fees apply to investors seeking allocation advice from the Investment Manager through the Program. An investor who does not participate in the Program would not be subject to the Program Fees. Investors who are not seeking advice from the Investment Manager regarding the allocation of their assets among the Funds may make direct investments in a Fund or the Funds.